Schedule of Investments (unaudited) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.	771,425	$34,791,268
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,674,843	76,473,331
Aerovironment Inc.(a)(b)	488,033	30,131,157
Astronics Corp.(a)(b)	523,818	14,640,713
Axon Enterprise Inc.(a)(b)	1,337,409	98,005,332
Cubic Corp.(b)	716,791	45,566,404
Ducommun Inc.(a)(b)	243,506	12,304,358
Kratos Defense & Security Solutions Inc.(a)(b)	2,065,860	37,206,139
Maxar Technologies Inc.(a)(b)	1,372,579	21,508,313
Mercury Systems Inc.(a)(b)	1,243,777	85,957,428
Moog Inc., Class A	737,094	62,896,231
National Presto Industries Inc.	117,630	10,397,316
Park Aerospace Corp.	413,198	6,722,731
Parsons Corp.(a)(b)	451,977	18,657,611
Triumph Group Inc.(b)	1,127,715	28,497,358
Vectrus Inc.(a)(b)	262,830	13,472,666
Wesco Aircraft Holdings Inc.(a)	1,226,852	13,519,909

		610,748,265

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	1,347,235	31,606,133
Atlas Air Worldwide Holdings Inc.(a)(b)	532,761	14,688,221
Echo Global Logistics Inc.(a)(b)	611,912	12,666,578
Forward Air Corp.	649,675	45,444,766
Hub Group Inc., Class A(a)(b)	740,903	38,000,915
Radiant Logistics Inc.(a)(b)	906,191	5,047,484

		147,454,097

Airlines — 0.5%
Allegiant Travel Co.	298,019	51,867,227
Hawaiian Holdings Inc.	1,058,997	31,018,022
Mesa Air Group Inc.(a)(b)	471,885	4,218,652
SkyWest Inc.	1,129,307	72,987,111
Spirit Airlines Inc.(a)(b)	1,572,577	63,390,579

		223,481,591

Auto Components — 1.1%
Adient PLC(a)	2,030,340	43,144,725
American Axle & Manufacturing Holdings Inc.(a)(b)	2,579,680	27,757,357
Cooper Tire & Rubber Co.	1,152,560	33,136,100
Cooper-Standard Holdings Inc.(a)(b)	384,268	12,742,327
Dana Inc.	3,311,887	60,276,343
Dorman Products Inc.(a)(b)	617,849	46,783,526
Fox Factory Holding Corp.(a)(b)	862,693	60,017,552
Gentherm Inc.(a)(b)	765,894	33,998,035
LCI Industries	559,437	59,932,486
Modine Manufacturing Co.(a)(b)	1,122,920	8,646,484
Motorcar Parts of America Inc.(a)(b)	433,682	9,554,014
Standard Motor Products Inc.	478,825	25,483,067
Stoneridge Inc.(a)(b)	605,691	17,758,860
Tenneco Inc., Class A	1,193,137	15,630,095
Visteon Corp.(a)(b)	640,294	55,443,057

		510,304,028

Automobiles — 0.1%
Winnebago Industries Inc.	722,451	38,275,454

Banks — 9.7%
1st Constitution Bancorp.	201,477	4,458,686
1st Source Corp.	320,067	16,605,076
ACNB Corp.	161,618	6,112,393
Allegiance Bancshares Inc.(a)(b)	437,615	16,454,324

Security	Shares	Value

Banks (continued)
Amalgamated Bank, Class A	314,255	$6,112,260
Amerant Bancorp Inc.(a)(b)	438,654	9,558,271
American National Bankshares Inc.	245,186	9,702,010
Ameris Bancorp.	1,400,956	59,596,668
Ames National Corp.	197,669	5,546,592
Arrow Financial Corp.	289,267	10,934,293
Atlantic Capital Bancshares Inc.(a)(b)	510,804	9,373,253
Atlantic Union Bankshares Corp.	1,831,310	68,765,690
Banc of California Inc.	1,027,455	17,651,677
BancFirst Corp.	430,316	26,868,931
Bancorp. Inc. (The)(a)(b)	1,150,458	14,921,440
BancorpSouth Bank	2,275,628	71,477,475
Bank First Corp.(b)	130,829	9,159,338
Bank of Commerce Holdings	409,219	4,734,664
Bank of Marin Bancorp.	306,935	13,827,422
Bank of NT Butterfield & Son Ltd. (The)	1,273,294	47,137,344
Bank of Princeton (The)	125,872	3,963,709
Bank7 Corp.(b)	100,414	1,903,849
BankFinancial Corp.	318,617	4,167,510
Bankwell Financial Group Inc.	156,257	4,506,452
Banner Corp.	716,169	40,528,004
Bar Harbor Bankshares	343,128	8,712,020
Baycom Corp.(a)(b)	243,132	5,528,822
BCB Bancorp. Inc.	331,061	4,565,331
Berkshire Hills Bancorp. Inc.	1,032,972	33,964,119
Boston Private Financial Holdings Inc.	1,808,889	21,760,935
Bridge Bancorp. Inc.	376,326	12,618,211
Brookline Bancorp. Inc.	1,643,979	27,059,894
Bryn Mawr Bank Corp.	451,002	18,599,322
Business First Bancshares Inc.	282,803	7,050,279
Byline Bancorp Inc.(b)	528,116	10,335,230
C&F Financial Corp.	72,259	3,998,090
Cadence BanCorp.	2,737,853	49,637,275
Cambridge Bancorp.	97,430	7,809,015
Camden National Corp.	348,017	16,029,663
Capital Bancorp Inc/MD(a)	180,398	2,686,126
Capital City Bank Group Inc.	304,543	9,288,562
Capstar Financial Holdings Inc.	331,224	5,514,880
Carolina Financial Corp.(b)	535,555	23,152,043
Carter Bank & Trust(a)(b)	513,579	12,182,094
Cathay General Bancorp.	1,767,125	67,239,106
CBTX Inc.	421,706	13,123,491
CenterState Bank Corp.	2,763,300	69,027,234
Central Pacific Financial Corp.	562,441	16,637,005
Central Valley Community Bancorp.	272,748	5,910,449
Century Bancorp. Inc./MA, Class A, NVS	63,142	5,680,254
Chemung Financial Corp.	85,000	3,612,500
Citizens & Northern Corp.	271,872	7,680,384
City Holding Co.	358,308	29,363,341
Civista Bancshares Inc.	348,017	8,352,408
CNB Financial Corp./PA	331,299	10,826,851
Coastal Financial Corp/WA(a)(b)	175,925	2,897,485
Codorus Valley Bancorp. Inc.	219,502	5,055,131
Colony Bankcorp Inc.	168,497	2,780,201
Columbia Banking System Inc.	1,527,224	62,135,108
Community Bank System Inc.	1,132,752	80,357,427
Community Bankers Trust Corp.	512,380	4,549,934
Community Financial Corp. (The)	96,190	3,421,478
Community Trust Bancorp. Inc.	351,739	16,405,107
ConnectOne Bancorp. Inc.	751,308	19,323,642

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
CrossFirst Bankshares Inc.(a)(b)	153,455	$2,212,821
Customers Bancorp. Inc.(a)(b)	645,369	15,366,236
CVB Financial Corp.	3,010,554	64,967,755
Dime Community Bancshares Inc.	719,040	15,020,746
Eagle Bancorp. Inc.	727,230	35,365,195
Enterprise Bancorp. Inc./MA	214,263	7,257,088
Enterprise Financial Services Corp.	557,077	26,856,682
Equity Bancshares Inc., Class A(a)(b)	342,786	10,581,804
Esquire Financial Holdings Inc.(a)(b)	147,691	3,850,304
Evans Bancorp. Inc.	107,726	4,319,813
Farmers & Merchants Bancorp. Inc./Archbold OH	228,556	6,890,963
Farmers National Banc Corp.	580,534	9,474,315
FB Financial Corp.(b)	385,854	15,275,960
Fidelity D&D Bancorp. Inc.	60,854	3,785,727
Financial Institutions Inc.	350,887	11,263,473
First Bancorp. Inc./ME	232,815	7,037,997
First BanCorp./Puerto Rico	4,679,883	49,559,961
First Bancorp./Southern Pines NC(b)	677,345	27,032,839
First Bancshares Inc. (The)	375,865	13,350,725
First Bank/Hamilton NJ	393,646	4,349,788
First Busey Corp.	1,177,517	32,381,717
First Business Financial Services Inc.	186,388	4,907,596
First Capital Inc.(b)	73,649	5,376,377
First Choice Bancorp.	228,662	6,164,728
First Commonwealth Financial Corp.	2,032,721	29,494,782
First Community Bankshares Inc.	346,524	10,749,174
First Financial Bancorp.	2,178,906	55,431,369
First Financial Bankshares Inc.	2,982,783	104,695,683
First Financial Corp./IN	297,670	13,609,472
First Financial Northwest Inc.	177,682	2,654,569
First Foundation Inc.	886,656	15,427,814
First Guaranty Bancshares Inc.	117,841	2,565,399
First Internet Bancorp.	233,407	5,534,080
First Interstate BancSystem Inc., Class A	872,116	36,559,103
First Merchants Corp.	1,259,662	52,389,343
First Mid Bancshares Inc.	330,299	11,643,040
First Midwest Bancorp. Inc.	2,326,776	53,655,455
First Northwest Bancorp.	216,329	3,922,045
First of Long Island Corp. (The)	544,175	13,647,909
Flushing Financial Corp.	617,118	13,332,834
FNCB Bancorp Inc.	387,745	3,276,445
Franklin Financial Network Inc.	297,034	10,197,177
Franklin Financial Services Corp.	94,912	3,672,145
Fulton Financial Corp.	3,678,210	64,111,200
FVCBankcorp Inc.(a)(b)	275,098	4,805,962
German American Bancorp. Inc.	574,496	20,463,548
Glacier Bancorp. Inc.	1,998,196	91,897,034
Great Southern Bancorp. Inc.	251,222	15,907,377
Great Western Bancorp. Inc.	1,242,416	43,161,532
Guaranty Bancshares Inc./TX	186,679	6,138,006
Hancock Whitney Corp.	1,988,939	87,274,643
Hanmi Financial Corp.	656,288	13,122,479
Harborone Bancorp Inc.(a)(b)	612,143	6,727,452
Hawthorn Bancshares Inc.	128,299	3,271,625
HBT Financial Inc.(a)	210,495	3,997,300
Heartland Financial USA Inc.	806,744	40,127,447
Heritage Commerce Corp.	1,257,715	16,136,483
Heritage Financial Corp./WA	820,591	23,222,725
Hilltop Holdings Inc.	1,602,551	39,951,596
Home BancShares Inc./AR	3,557,524	69,940,922

Security	Shares	Value

Banks (continued)
HomeTrust Bancshares Inc.	358,582	$9,620,755
Hope Bancorp Inc.	2,669,644	39,670,910
Horizon Bancorp Inc./IN	846,369	16,081,011
Howard Bancorp. Inc.(a)(b)	284,418	4,800,976
IBERIABANK Corp.	1,196,655	89,545,694
Independent Bank Corp.	751,413	62,555,132
Independent Bank Corp./MI	512,048	11,597,887
Independent Bank Group Inc.	817,285	45,310,280
International Bancshares Corp.	1,281,748	55,204,886
Investar Holding Corp.	212,170	5,092,080
Investors Bancorp. Inc.	5,210,814	62,086,849
Lakeland Bancorp. Inc.	1,105,029	19,205,404
Lakeland Financial Corp.	568,977	27,840,045
LCNB Corp.	282,781	5,457,673
Level One Bancorp. Inc.	111,753	2,811,705
Live Oak Bancshares Inc.(b)	605,587	11,512,209
Macatawa Bank Corp.	594,510	6,616,896
Mackinac Financial Corp.	209,121	3,651,253
MainStreet Bancshares Inc.(a)(b)	161,175	3,707,025
Malvern Bancorp. Inc.(a)(b)	163,747	3,780,918
Mercantile Bank Corp.	371,186	13,537,153
Metrocity Bankshares Inc.	367,661	6,437,744
Metropolitan Bank Holding Corp.(a)(b)	158,977	7,667,461
Mid Penn Bancorp. Inc.	156,405	4,504,464
Midland States Bancorp. Inc.	507,789	14,705,569
MidWestOne Financial Group Inc.	270,172	9,788,332
MutualFirst Financial Inc.	129,268	5,128,062
MVB Financial Corp.	214,125	5,335,995
National Bank Holdings Corp., Class A	660,508	23,263,092
National Bankshares Inc.	153,874	6,913,559
NBT Bancorp. Inc.	903,815	36,658,736
Nicolet Bankshares Inc.(a)(b)	214,679	15,854,044
Northeast Bank(a)	180,702	3,973,637
Northrim BanCorp. Inc.	154,430	5,914,669
Norwood Financial Corp.	133,758	5,203,186
Oak Valley Bancorp.	150,872	2,935,969
OFG Bancorp.	1,113,482	26,289,310
Ohio Valley Banc Corp.	96,697	3,831,135
Old National Bancorp./IN	3,790,616	69,330,367
Old Second Bancorp. Inc.(b)	654,762	8,819,644
Opus Bank	516,711	13,367,314
Origin Bancorp Inc.(b)	438,272	16,584,212
Orrstown Financial Services Inc.	232,328	5,255,259
Pacific Mercantile Bancorp.(a)	441,257	3,583,007
Pacific Premier Bancorp. Inc.	1,278,485	41,685,003
Park National Corp.	305,294	31,256,000
Parke Bancorp. Inc.	204,180	5,184,130
PCB Bancorp.	280,698	4,850,461
Peapack Gladstone Financial Corp.	432,127	13,352,724
Penns Woods Bancorp. Inc.	161,020	5,725,871
Peoples Bancorp. Inc./OH	408,125	14,145,613
Peoples Bancorp. of North Carolina Inc.	113,107	3,715,565
Peoples Financial Services Corp.	161,677	8,140,437
People’s Utah Bancorp.	355,594	10,710,491
Preferred Bank/Los Angeles CA	320,967	19,286,907
Premier Financial Bancorp. Inc.	305,685	5,545,126
QCR Holdings Inc.(b)	334,491	14,670,775
RBB Bancorp.	368,076	7,792,169
Red River Bancshares Inc.(a)(b)	113,505	6,363,090
Reliant Bancorp Inc.	239,569	5,328,015

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Renasant Corp.	1,275,803	$45,188,942
Republic Bancorp. Inc./KY, Class A	223,776	10,472,717
Republic First Bancorp. Inc.(a)(b)	953,865	3,987,156
Richmond Mutual BanCorp. Inc.(a)(b)	303,593	4,845,344
S&T Bancorp. Inc.	863,945	34,808,344
Sandy Spring Bancorp. Inc.	810,659	30,707,763
SB One Bancorp.	185,701	4,627,669
Seacoast Banking Corp. of Florida(a)(b)	1,139,931	34,847,691
Select Bancorp. Inc.(a)(b)	374,648	4,608,170
ServisFirst Bancshares Inc.(b)	1,092,513	41,165,890
Shore Bancshares Inc.	291,552	5,061,343
Sierra Bancorp.	323,538	9,421,427
Silvergate Capital Corp., Class A(a)	73,955	1,176,624
Simmons First National Corp., Class A	2,169,035	58,108,448
SmartFinancial Inc.	288,424	6,821,228
South Plains Financial Inc.	233,466	4,872,435
South State Corp.	767,094	66,545,404
Southern First Bancshares Inc.(a)(b)	160,999	6,840,848
Southern National Bancorp. of Virginia Inc.	455,083	7,440,607
Southside Bancshares Inc.	719,776	26,732,481
Spirit of Texas Bancshares Inc.(a)(b)	315,410	7,254,430
Stock Yards Bancorp. Inc.	459,693	18,874,995
Summit Financial Group Inc.	249,133	6,749,013
Tompkins Financial Corp.	331,853	30,364,550
TowneBank/Portsmouth VA	1,530,705	42,584,213
TriCo Bancshares	612,980	25,015,714
TriState Capital Holdings Inc.(a)(b)	552,193	14,423,281
Triumph Bancorp. Inc.(a)(b)	542,838	20,638,701
Trustmark Corp.	1,470,252	50,738,397
UMB Financial Corp.	1,016,113	69,745,996
Union Bankshares Inc./Morrisville VT	88,919	3,224,203
United Bankshares Inc./WV	2,248,835	86,939,961
United Community Banks Inc./GA	1,608,623	49,674,278
United Security Bancshares/Fresno CA	317,224	3,403,814
Unity Bancorp. Inc.	186,880	4,217,882
Univest Financial Corp.	652,418	17,471,754
Valley National Bancorp.	8,888,325	101,771,321
Veritex Holdings Inc.	1,159,856	33,786,605
Washington Trust Bancorp. Inc.	342,998	18,449,862
WesBanco Inc.	1,485,407	56,133,531
West Bancorp. Inc.	369,621	9,473,386
Westamerica Bancorp.	592,173	40,131,564

		4,692,435,424

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	192,565	72,760,685
Celsius Holdings Inc.(a)(b)	608,316	2,938,166
Coca-Cola Consolidated Inc.(b)	109,269	31,037,860
Craft Brew Alliance Inc.(a)(b)	293,996	4,850,934
MGP Ingredients Inc.(b)	303,535	14,706,271
National Beverage Corp.(a)(b)	268,781	13,713,207
New Age Beverages Corp.(a)(b)	1,640,355	2,985,446
Primo Water Corp.(a)(b)	794,468	8,917,903

		151,910,472

Biotechnology — 8.2%
89bio Inc.(a)(b)	68,024	1,788,351
Abeona Therapeutics Inc.(a)(b)	768,670	2,513,551
ACADIA Pharmaceuticals Inc.(a)(b)	2,582,090	110,461,810
Acceleron Pharma Inc.(a)(b)	1,032,341	54,734,720
Achillion Pharmaceuticals Inc.(a)(b)	3,175,697	19,149,453

Security	Shares	Value

Biotechnology (continued)
Acorda Therapeutics Inc.(a)(b)	1,009,362	$2,059,098
Adamas Pharmaceuticals Inc.(a)(b)	552,686	2,094,680
ADMA Biologics Inc.(a)(b)	1,157,843	4,631,372
Aduro Biotech Inc.(a)(b)	1,395,964	1,647,238
Adverum Biotechnologies Inc.(a)(b)	1,237,045	14,250,758
Aeglea BioTherapeutics Inc.(a)(b)	593,457	4,534,011
Affimed NV(a)(b)	1,689,074	4,628,063
Agenus Inc.(a)(b)	2,492,035	10,142,582
AgeX Therapeutics Inc.(a)(b)	482,454	878,066
Aimmune Therapeutics Inc.(a)(b)	1,035,218	34,648,746
Akcea Therapeutics Inc.(a)(b)	297,515	5,039,904
Akebia Therapeutics Inc.(a)(b)	2,755,305	17,413,528
Akero Therapeutics Inc.(a)	110,344	2,449,085
Albireo Pharma Inc.(a)(b)	257,418	6,543,566
Aldeyra Therapeutics Inc.(a)(b)	528,830	3,072,502
Alector Inc.(a)(b)	694,290	11,962,617
Allakos Inc.(a)(b)	446,406	42,569,276
Allogene Therapeutics Inc.(a)(b)	895,730	23,271,065
AMAG Pharmaceuticals Inc.(a)(b)	761,669	9,269,512
Amicus Therapeutics Inc.(a)(b)	5,865,383	57,128,830
AnaptysBio Inc.(a)(b)	577,585	9,385,756
Anavex Life Sciences Corp.(a)(b)	973,548	2,521,489
Anika Therapeutics Inc.(a)(b)	312,147	16,184,822
Apellis Pharmaceuticals Inc.(a)(b)	1,127,954	34,537,951
Applied Therapeutics Inc.(a)(b)	148,114	4,040,550
Aprea Therapeutics Inc.(a)(b)	149,504	6,860,739
Arcus Biosciences Inc.(a)(b)	739,979	7,473,788
Ardelyx Inc.(a)(b)	1,082,448	8,123,772
Arena Pharmaceuticals Inc.(a)(b)	1,161,334	52,747,790
ArQule Inc.(a)(b)	2,571,588	51,328,896
Arrowhead Pharmaceuticals Inc.(a)(b)	2,140,628	135,780,034
Assembly Biosciences Inc.(a)(b)	540,527	11,059,182
Atara Biotherapeutics Inc.(a)(b)	1,181,257	19,455,303
Athenex Inc.(a)(b)	1,566,585	23,921,753
Athersys Inc.(a)(b)	2,903,106	3,570,820
Atreca Inc., Class A(a)(b)	150,497	2,328,189
Audentes Therapeutics Inc.(a)(b)	1,036,689	62,035,470
Avid Bioservices Inc.(a)(b)	1,271,159	9,749,790
Avrobio Inc.(a)(b)	471,858	9,498,502
Axcella Health Inc.(a)(b)	194,446	779,728
Baudax Bio Inc.(a)	169,910	1,175,777
Beyondspring Inc.(a)(b)	295,021	4,572,826
BioCryst Pharmaceuticals Inc.(a)	3,403,735	11,742,886
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	904,067	49,217,407
BioSpecifics Technologies Corp.(a)(b)	139,194	7,925,706
Bioxcel Therapeutics Inc.(a)	136,535	1,994,776
Blueprint Medicines Corp.(a)(b)	1,119,508	89,683,786
Bridgebio Pharma Inc.(a)(b)	520,576	18,246,189
Cabaletta Bio Inc.(a)	150,866	2,107,598
Calithera Biosciences Inc.(a)(b)	1,081,922	6,177,775
Calyxt Inc.(a)(b)	211,353	1,481,585
CareDx Inc.(a)(b)	942,511	20,329,962
CASI Pharmaceuticals Inc.(a)(b)	1,106,858	3,420,191
Castle Biosciences Inc.(a)(b)	85,314	2,932,242
Catalyst Pharmaceuticals Inc.(a)(b)	2,253,348	8,450,055
Celcuity Inc.(a)(b)	126,445	1,345,375
Cellular Biomedicine Group Inc.(a)(b)	281,854	4,577,309
CEL-SCI Corp.(a)(b)	648,578	5,934,489
Centogene NV(a)	44,721	450,340
Checkpoint Therapeutics Inc.(a)(b)	523,010	899,577

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
ChemoCentryx Inc.(a)(b)	941,873	$37,251,077
Chimerix Inc.(a)(b)	1,112,863	2,259,112
Clovis Oncology Inc.(a)(b)	1,167,195	12,168,008
Coherus Biosciences Inc.(a)(b)	1,423,899	25,637,301
Concert Pharmaceuticals Inc.(a)(b)	501,946	4,630,452
Constellation Pharmaceuticals Inc.(a)(b)	359,680	16,944,525
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,345,791	7,348,019
Cortexyme Inc.(a)(b)	228,123	12,806,825
Crinetics Pharmaceuticals Inc.(a)(b)	250,424	6,283,138
Cue Biopharma Inc.(a)(b)	441,544	7,009,511
Cyclerion Therapeutics Inc.(a)(b)	535,555	1,456,710
Cytokinetics Inc.(a)(b)	1,295,682	13,747,186
CytomX Therapeutics Inc.(a)(b)	1,052,102	8,742,968
Deciphera Pharmaceuticals Inc.(a)(b)	452,686	28,175,177
Denali Therapeutics Inc.(a)(b)	1,110,550	19,345,781
Dicerna Pharmaceuticals Inc.(a)	1,204,081	26,525,904
Dynavax Technologies Corp.(a)(b)	1,907,354	10,910,065
Eagle Pharmaceuticals Inc./DE(a)(b)	208,677	12,537,314
Editas Medicine Inc.(a)(b)	1,186,215	35,123,826
Eidos Therapeutics Inc.(a)(b)	260,907	14,973,453
Eiger BioPharmaceuticals Inc.(a)(b)	531,505	7,919,424
Emergent BioSolutions Inc.(a)(b)	1,045,971	56,430,135
Enanta Pharmaceuticals Inc.(a)(b)	399,166	24,660,475
Enochian Biosciences Inc.(a)(b)	317,849	1,595,602
Epizyme Inc.(a)(b)	1,795,390	44,166,594
Esperion Therapeutics Inc.(a)(b)	583,665	34,803,944
Evelo Biosciences Inc.(a)(b)	298,522	1,211,999
Fate Therapeutics Inc.(a)(b)	1,392,543	27,252,067
FibroGen Inc.(a)(b)	1,797,904	77,112,103
Five Prime Therapeutics Inc.(a)(b)	806,359	3,701,188
Flexion Therapeutics Inc.(a)(b)	789,464	16,341,905
Forty Seven Inc.(a)(b)	513,310	20,209,015
Frequency Therapeutics Inc.(a)(b)	133,121	2,333,611
G1 Therapeutics Inc.(a)(b)	778,702	20,581,094
Galectin Therapeutics Inc.(a)(b)	958,344	2,740,864
Galera Therapeutics Inc.(a)	38,926	512,266
Geron Corp.(a)(b)	4,361,150	5,931,164
Global Blood Therapeutics Inc.(a)(b)	1,327,970	105,560,335
GlycoMimetics Inc.(a)(b)	766,561	4,055,108
Gossamer Bio Inc.(a)(b)	987,641	15,436,829
Gritstone Oncology Inc.(a)(b)	565,203	5,069,871
Halozyme Therapeutics Inc.(a)	3,281,449	58,180,091
Harpoon Therapeutics Inc.(a)(b)	170,810	2,526,280
Heron Therapeutics Inc.(a)(b)	1,928,970	45,330,795
Homology Medicines Inc.(a)(b)	577,399	11,952,159
Hookipa Pharma Inc.(a)(b)	229,994	2,812,827
IGM Biosciences Inc.(a)(b)	114,660	4,375,426
ImmunoGen Inc.(a)(b)	3,380,431	17,257,100
Immunomedics Inc.(a)(b)	4,012,217	84,898,512
Inovio Pharmaceuticals Inc.(a)(b)	2,100,125	6,930,413
Insmed Inc.(a)(b)	2,041,227	48,744,501
Intellia Therapeutics Inc.(a)(b)	894,808	13,126,833
Intercept Pharmaceuticals Inc.(a)(b)	576,760	71,472,099
Intrexon Corp.(a)(b)	1,635,925	8,964,869
Invitae Corp.(a)(b)	2,009,566	32,414,300
Iovance Biotherapeutics Inc.(a)(b)	2,686,592	74,364,867
Ironwood Pharmaceuticals Inc.(a)(b)	3,522,818	46,888,708
Jounce Therapeutics Inc.(a)(b)	366,318	3,197,956
Kadmon Holdings Inc.(a)(b)	3,592,791	16,275,343
KalVista Pharmaceuticals Inc.(a)(b)	294,347	5,242,320

Security	Shares	Value

Biotechnology (continued)
Karuna Therapeutics Inc.(a)(b)	105,816	$7,972,177
Karyopharm Therapeutics Inc.(a)(b)	1,353,551	25,947,573
Kezar Life Sciences Inc.(a)(b)	352,552	1,413,734
Kindred Biosciences Inc.(a)(b)	839,990	7,123,115
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	316,295	3,498,223
Kodiak Sciences Inc.(a)(b)	540,497	38,888,759
Krystal Biotech Inc.(a)(b)	240,426	13,314,792
Kura Oncology Inc.(a)(b)	785,108	10,795,235
La Jolla Pharmaceutical Co.(a)(b)	466,594	1,833,714
Lexicon Pharmaceuticals Inc.(a)(b)	948,143	3,934,793
Ligand Pharmaceuticals Inc.(a)(b)	392,123	40,894,508
Lineage Cell Therapeutics Inc.(a)(b)	2,483,845	2,210,622
LogicBio Therapeutics Inc.(a)	175,772	1,265,558
MacroGenics Inc.(a)(b)	1,080,766	11,758,734
Madrigal Pharmaceuticals Inc.(a)(b)	182,285	16,607,986
Magenta Therapeutics Inc.(a)(b)	441,725	6,696,551
MannKind Corp.(a)(b)	4,251,712	5,484,708
Marker Therapeutics Inc.(a)(b)	614,367	1,769,377
Medicines Co. (The)(a)	1,732,403	147,150,311
MediciNova Inc.(a)(b)	936,936	6,314,949
MEI Pharma Inc.(a)(b)	1,545,443	3,832,699
MeiraGTx Holdings PLC(a)(b)	399,497	7,997,930
Mersana Therapeutics Inc.(a)(b)	814,159	4,665,131
Millendo Therapeutics Inc.(a)(b)	212,756	1,433,975
Minerva Neurosciences Inc.(a)(b)	666,095	4,735,935
Mirati Therapeutics Inc.(a)	624,380	80,457,607
Mirum Pharmaceuticals Inc.(a)(b)	62,456	1,531,421
Molecular Templates Inc.(a)(b)	386,002	5,398,238
Momenta Pharmaceuticals Inc.(a)(b)	2,258,540	44,560,994
Morphic Holding Inc.(a)(b)	114,245	1,960,444
Mustang Bio Inc.(a)(b)	631,188	2,575,247
Myriad Genetics Inc.(a)(b)	1,635,613	44,537,742
Natera Inc.(a)(b)	1,430,325	48,187,649
Neon Therapeutics Inc.(a)(b)	322,532	380,588
NextCure Inc.(a)(b)	325,212	18,319,192
Novavax Inc.(a)(b)	654,841	2,606,267
Oncocyte Corp.(a)(b)	487,216	1,096,236
Oncternal Therapeutics Inc.(a)(b)(c)	13,273	27,210
OPKO Health Inc.(a)(b)	8,846,260	13,004,002
Organogenesis Holdings Inc.(a)(b)	238,927	1,149,239
Oyster Point Pharma Inc.(a)(b)	130,217	3,182,503
Palatin Technologies Inc.(a)(b)	5,481,869	4,287,918
PDL BioPharma Inc.(a)(b)	2,698,996	8,758,242
Pfenex Inc.(a)(b)	702,960	7,718,501
PhaseBio Pharmaceuticals Inc.(a)(b)	311,014	1,900,296
Pieris Pharmaceuticals Inc.(a)(b)	1,130,353	4,091,878
PolarityTE Inc.(a)(b)	318,611	828,389
Portola Pharmaceuticals Inc.(a)(b)	1,754,821	41,905,125
Precision BioSciences Inc.(a)(b)	829,221	11,517,880
Prevail Therapeutics Inc.(a)(b)	171,293	2,711,568
Principia Biopharma Inc.(a)	422,817	23,161,915
Progenics Pharmaceuticals Inc.(a)(b)	2,016,916	10,266,102
Protagonist Therapeutics Inc.(a)(b)	423,352	2,984,632
Prothena Corp. PLC(a)(b)	919,214	14,551,158
PTC Therapeutics Inc.(a)(b)	1,385,344	66,538,072
Puma Biotechnology Inc.(a)(b)	697,336	6,101,690
Ra Pharmaceuticals Inc.(a)(b)	805,528	37,803,429
Radius Health Inc.(a)(b)	1,041,816	21,003,011
Rapt Therapeutics Inc.(a)(b)	35,976	993,297
REGENXBIO Inc.(a)(b)	766,530	31,404,734

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Replimune Group Inc.(a)(b)	297,820	$4,273,717
Retrophin Inc.(a)(b)	964,168	13,691,186
Rhythm Pharmaceuticals Inc.(a)(b)	673,149	15,455,501
Rigel Pharmaceuticals Inc.(a)(b)	3,770,961	8,069,857
Rocket Pharmaceuticals Inc.(a)(b)	674,107	15,342,675
Rubius Therapeutics Inc.(a)(b)	792,470	7,528,465
Sangamo Therapeutics Inc.(a)(b)	2,632,991	22,038,135
Savara Inc.(a)(b)	820,010	3,673,645
Scholar Rock Holding Corp.(a)(b)	402,831	5,309,313
Seres Therapeutics Inc.(a)(b)	837,318	2,888,747
Solid Biosciences Inc.(a)(b)	411,288	1,830,232
Sorrento Therapeutics Inc.(a)(b)	2,867,230	9,691,237
Spectrum Pharmaceuticals Inc.(a)(b)	2,555,355	9,301,492
Spero Therapeutics Inc.(a)(b)	275,767	2,651,500
SpringWorks Therapeutics Inc.(a)	241,649	9,301,070
Stemline Therapeutics Inc.(a)(b)	1,041,001	11,065,841
Stoke Therapeutics Inc.(a)(b)	211,416	5,987,301
Sutro Biopharma Inc.(a)(b)	246,610	2,712,710
Syndax Pharmaceuticals Inc.(a)(b)	455,794	4,001,871
Synlogic Inc.(a)(b)	335,229	864,891
Synthorx Inc.(a)(b)	220,910	15,439,400
Syros Pharmaceuticals Inc.(a)(b)	785,934	5,430,804
TCR2 Therapeutics Inc.(a)(b)	270,299	3,859,870
TG Therapeutics Inc.(a)	1,976,519	21,939,361
Tocagen Inc.(a)(b)	453,071	241,577
Translate Bio Inc.(a)(b)	795,098	6,472,098
Turning Point Therapeutics Inc.(a)(b)	639,569	39,838,753
Twist Bioscience Corp.(a)(b)	495,628	10,408,188
Tyme Technologies Inc.(a)(b)	1,338,349	1,873,689
Ultragenyx Pharmaceutical Inc.(a)(b)	1,252,631	53,499,870
UNITY Biotechnology Inc.(a)(b)	663,530	4,784,051
UroGen Pharma Ltd.(a)(b)	430,655	14,370,957
Vanda Pharmaceuticals Inc.(a)(b)	1,210,184	19,859,119
VBI Vaccines Inc.(a)(b)	3,526,733	4,866,892
Veracyte Inc.(a)(b)	1,081,373	30,191,934
Vericel Corp.(a)	1,027,404	17,876,830
Viela Bio Inc.(a)(b)	126,451	3,433,145
Viking Therapeutics Inc.(a)(b)	1,535,160	12,311,983
Vir Biotechnology Inc.(a)	166,810	2,097,636
Voyager Therapeutics Inc.(a)(b)	547,511	7,637,778
X4 Pharmaceuticals Inc.(a)(b)	272,342	2,914,059
XBiotech Inc.(a)(b)	436,815	8,153,152
Xencor Inc.(a)(b)	1,094,521	37,640,577
Y-mAbs Therapeutics Inc.(a)(b)	542,703	16,959,469
ZIOPHARM Oncology Inc.(a)(b)	3,715,448	17,536,915

		3,957,750,901

Building Products — 1.5%
AAON Inc.(b)	941,454	46,517,242
Advanced Drainage Systems Inc.	996,101	38,688,563
American Woodmark Corp.(a)(b)	386,288	40,370,959
Apogee Enterprises Inc.	608,658	19,781,385
Armstrong Flooring Inc.(a)(b)	403,426	1,722,629
Builders FirstSource Inc.(a)	2,613,182	66,400,954
Caesarstone Ltd.	511,312	7,705,472
Continental Building Products Inc.(a)	797,619	29,057,260
Cornerstone Building Brands Inc.(a)(b)	1,042,915	8,875,207
CSW Industrials Inc.	343,687	26,463,899
Gibraltar Industries Inc.(a)(b)	739,966	37,323,885
Griffon Corp.	827,621	16,825,535
Insteel Industries Inc.(b)	423,791	9,107,268

Security	Shares	Value

Building Products (continued)
JELD-WEN Holding Inc.(a)(b)	1,548,102	$36,241,068
Masonite International Corp.(a)	564,599	40,769,694
Patrick Industries Inc.	517,068	27,109,875
PGT Innovations Inc.(a)(b)	1,313,991	19,591,606
Quanex Building Products Corp.	757,202	12,933,010
Simpson Manufacturing Co. Inc.	1,027,008	82,396,852
Trex Co. Inc.(a)(b)	1,347,366	121,101,256
Universal Forest Products Inc.	1,277,494	60,936,464

		749,920,083

Capital Markets — 1.4%
Ares Management Corp., Class A	1,640,106	58,535,383
Artisan Partners Asset Management Inc., Class A	1,146,967	37,069,974
Assetmark Financial Holdings Inc.(a)(b)	315,613	9,159,089
Associated Capital Group Inc., Class A	49,194	1,928,405
B. Riley Financial Inc.	474,890	11,957,730
Blucora Inc.(a)(b)	1,123,352	29,364,421
BrightSphere Investment Group PLC(a)	1,505,890	15,390,196
Cohen & Steers Inc.	522,141	32,769,569
Cowen Inc., Class A(a)(b)	652,652	10,279,269
Diamond Hill Investment Group Inc.	75,070	10,544,332
Donnelley Financial Solutions Inc.(a)(b)	706,962	7,401,892
Federated Investors Inc., Class B	2,210,588	72,043,063
Focus Financial Partners Inc., Class A(a)(b)	714,088	21,044,173
GAIN Capital Holdings Inc.	432,417	1,708,047
GAMCO Investors Inc., Class A(b)	128,638	2,507,155
Greenhill & Co. Inc.(b)	348,992	5,960,783
Hamilton Lane Inc., Class A	506,512	30,188,115
Houlihan Lokey Inc.	968,210	47,316,423
INTL. FCStone Inc.(a)	361,647	17,659,223
Ladenburg Thalmann Financial Services Inc.	2,693,589	9,373,690
Moelis & Co., Class A	1,088,449	34,743,292
Oppenheimer Holdings Inc., Class A, NVS	219,509	6,032,107
Piper Jaffray Companies	317,047	25,344,737
PJT Partners Inc., Class A(b)	516,338	23,302,334
Pzena Investment Management Inc., Class A	410,935	3,542,260
Safeguard Scientifics Inc.(b)	447,309	4,911,453
Sculptor Capital Management Inc.	383,563	8,476,742
Siebert Financial Corp.(a)(b)	161,343	1,395,617
Silvercrest Asset Management Group Inc., Class A	181,051	2,277,622
Stifel Financial Corp.	1,523,440	92,396,636
Value Line Inc.	24,891	719,599
Virtus Investment Partners Inc.	150,140	18,275,041
Waddell & Reed Financial Inc., Class A	1,590,681	26,596,186
Westwood Holdings Group Inc.	183,646	5,439,595
WisdomTree Investments Inc.	3,120,170	15,101,623

		700,755,776

Chemicals — 1.9%
Advanced Emissions Solutions Inc.	373,208	3,918,684
AdvanSix Inc.(a)(b)	645,002	12,874,240
American Vanguard Corp.(b)	671,442	13,072,976
Amyris Inc.(a)(b)	1,372,841	4,242,079
Balchem Corp.	738,180	75,021,233
Chase Corp.	165,767	19,640,074
Ferro Corp.(a)(b)	1,870,866	27,744,943
Flotek Industries Inc.(a)(b)	1,175,978	2,351,956
FutureFuel Corp.	574,251	7,114,970
GCP Applied Technologies Inc.(a)(b)	1,246,325	28,304,041
Hawkins Inc.	221,171	10,131,844
HB Fuller Co.(b)	1,167,603	60,213,287

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Ingevity Corp.(a)(b)	969,300	$84,697,434
Innophos Holdings Inc.	444,637	14,219,491
Innospec Inc.	557,226	57,639,458
Intrepid Potash Inc.(a)(b)	2,179,781	5,907,207
Koppers Holdings Inc.(a)	437,337	16,715,020
Kraton Corp.(a)(b)	717,442	18,165,631
Kronos Worldwide Inc.	527,342	7,066,383
Livent Corp.(a)(b)	3,406,053	29,121,753
LSB Industries Inc.(a)(b)	483,845	2,032,149
LyondellBasell(c)	555,980	240,739
Marrone Bio Innovations Inc.(a)(b)	1,187,139	1,199,010
Minerals Technologies Inc.	798,761	46,032,596
OMNOVA Solutions Inc.(a)(b)	1,027,121	10,384,193
Orion Engineered Carbons SA	1,379,163	26,617,846
PolyOne Corp.	1,759,257	64,723,065
PQ Group Holdings Inc.(a)(b)	858,958	14,756,898
Quaker Chemical Corp.	300,718	49,474,125
Rayonier Advanced Materials Inc.	1,106,346	4,248,369
Sensient Technologies Corp.	971,279	64,191,829
Stepan Co.	471,650	48,315,826
Trecora Resources(a)	498,346	3,563,174
Tredegar Corp.	601,995	13,454,588
Trinseo SA	900,182	33,495,772
Tronox Holdings PLC, Class A(a)	2,089,780	23,865,288
Valhi Inc.	698,964	1,307,063

		906,065,234

Commercial Services & Supplies — 2.8%
ABM Industries Inc.	1,526,459	57,562,769
ACCO Brands Corp.	2,200,752	20,599,039
Advanced Disposal Services Inc.(a)(b)	1,665,899	54,758,100
Brady Corp., Class A, NVS	1,095,561	62,731,823
BrightView Holdings Inc.(a)(b)	707,473	11,935,069
Brink’s Co. (The)(b)	1,144,521	103,785,164
Casella Waste Systems Inc., Class A(a)(b)	1,051,469	48,399,118
CECO Environmental Corp.(a)(b)	700,304	5,364,329
Charah Solutions Inc.(a)(b)	238,480	581,891
Cimpress PLC(a)(b)	493,115	62,019,074
CompX International Inc.	34,735	506,784
Covanta Holding Corp.	2,705,157	40,144,530
Deluxe Corp.	967,184	48,281,825
Ennis Inc.	587,571	12,720,912
Harsco Corp.(a)(b)	1,787,825	41,137,853
Healthcare Services Group Inc.	1,704,912	41,463,460
Heritage-Crystal Clean Inc.(a)(b)	350,164	10,984,645
Herman Miller Inc.	1,350,792	56,260,487
HNI Corp.	991,432	37,139,043
Interface Inc.	1,347,267	22,351,159
Kimball International Inc., Class B, NVS	806,807	16,676,701
Knoll Inc.	1,130,242	28,549,913
Matthews International Corp., Class A	703,388	26,848,320
McGrath RentCorp.	554,962	42,476,791
Mobile Mini Inc.	1,005,817	38,130,522
MSA Safety Inc.	809,397	102,275,405
NL Industries Inc.(a)(b)	181,537	709,810
PICO Holdings Inc.(a)(b)	407,265	4,528,787
Pitney Bowes Inc.	3,592,649	14,478,375
Quad/Graphics Inc.	696,242	3,251,450
RR Donnelley & Sons Co.	1,681,363	6,641,384
SP Plus Corp.(a)(b)	529,116	22,450,392
Steelcase Inc., Class A	1,993,317	40,783,266

Security	Shares	Value

Commercial Services & Supplies (continued)
Team Inc.(a)(b)	675,583	$10,789,060
Tetra Tech Inc.	1,251,166	107,800,463
U.S. Ecology Inc.(b)	552,721	32,008,073
UniFirst Corp./MA	347,015	70,090,090
Viad Corp.	464,096	31,326,480
VSE Corp.	195,284	7,428,603

		1,345,970,959

Communications Equipment — 1.1%
Acacia Communications Inc.(a)(b)	869,399	58,953,946
ADTRAN Inc.	1,094,117	10,820,817
Applied Optoelectronics Inc.(a)(b)	435,367	5,172,160
CalAmp Corp.(a)(b)	780,987	7,481,856
Calix Inc.(a)(b)	1,041,328	8,330,624
Cambium Networks Corp.(a)(b)	72,986	637,898
Casa Systems Inc.(a)(b)	717,886	2,936,154
Clearfield Inc.(a)(b)	241,827	3,371,068
Comtech Telecommunications Corp.	551,618	19,576,923
DASAN Zhone Solutions Inc.(a)(b)	183,151	1,622,718
Digi International Inc.(a)	629,770	11,159,524
Extreme Networks Inc.(a)(b)	2,759,489	20,337,434
Harmonic Inc.(a)(b)	2,033,107	15,858,235
Infinera Corp.(a)(b)	4,084,747	32,432,891
Inseego Corp.(a)(b)	1,080,255	7,918,269
InterDigital Inc.	714,986	38,959,587
KVH Industries Inc.(a)(b)	363,023	4,040,446
Lumentum Holdings Inc.(a)(b)	1,772,699	140,575,031
NETGEAR Inc.(a)(b)	682,753	16,734,276
NetScout Systems Inc.(a)(b)	1,646,263	39,625,550
Plantronics Inc.	789,345	21,580,692
Ribbon Communications Inc.(a)(b)	1,353,348	4,195,379
TESSCO Technologies Inc.	140,243	1,573,526
Viavi Solutions Inc.(a)(b)	5,289,211	79,338,165

		553,233,169

Construction & Engineering — 1.1%
Aegion Corp.(a)(b)	718,265	16,067,588
Ameresco Inc., Class A(a)(b)	526,649	9,216,357
Arcosa Inc.(b)	1,116,030	49,719,136
Argan Inc.	334,209	13,415,149
Comfort Systems USA Inc.(b)	833,889	41,569,367
Concrete Pumping Holdings Inc.(a)(b)	352,581	1,928,618
Construction Partners Inc., Class A(a)(b)	404,454	6,823,139
Dycom Industries Inc.(a)(b)	696,957	32,861,523
EMCOR Group Inc.	1,279,855	110,451,486
Granite Construction Inc.	1,075,106	29,748,183
Great Lakes Dredge & Dock Corp.(a)(b)	1,382,211	15,660,451
IES Holdings Inc.(a)(b)	183,189	4,700,630
MasTec Inc.(a)(b)	1,376,151	88,293,848
MYR Group Inc.(a)(b)	365,780	11,920,770
Northwest Pipe Co.(a)(b)	221,992	7,394,554
NV5 Global Inc.(a)(b)	247,098	12,466,094
Primoris Services Corp.	1,027,298	22,847,108
Sterling Construction Co. Inc.(a)(b)	581,501	8,187,534
Tutor Perini Corp.(a)(b)	944,126	12,141,460
WillScot Corp.(a)(b)	1,209,394	22,361,695

		517,774,690

Construction Materials — 0.2%
Forterra Inc.(a)(b)	446,407	5,160,465
Summit Materials Inc., Class A(a)(b)	2,579,734	61,655,642
U.S. Concrete Inc.(a)(b)	366,160	15,254,226

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
U.S. Lime & Minerals Inc.	44,204	$3,991,621

		86,061,954

Consumer Finance — 0.6%
Curo Group Holdings Corp.(a)	355,966	4,335,666
Elevate Credit Inc.(a)	544,855	2,424,605
Encore Capital Group Inc.(a)(b)	711,902	25,172,855
Enova International Inc.(a)(b)	764,545	18,394,953
EZCORP Inc., Class A, NVS(a)(b)	1,163,937	7,938,050
FirstCash Inc.	961,144	77,497,041
Green Dot Corp., Class A(a)(b)	1,124,920	26,210,636
LendingClub Corp.(a)(b)	1,550,150	19,562,893
Medallion Financial Corp.(a)(b)	467,823	3,401,073
Nelnet Inc., Class A	413,729	24,095,577
Oportun Financial Corp.(a)(b)	167,849	3,994,806
PRA Group Inc.(a)(b)	1,037,068	37,645,568
Regional Management Corp.(a)(b)	196,113	5,889,273
World Acceptance Corp.(a)(b)	125,335	10,828,944

		267,391,940

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	595,968	26,341,786
Greif Inc., Class B	136,514	7,067,330
Myers Industries Inc.	808,375	13,483,695
UFP Technologies Inc.(a)(b)	152,109	7,546,127

		54,438,938

Distributors — 0.1%
Core-Mark Holding Co. Inc.	1,038,516	28,237,250
Funko Inc., Class A(a)(b)	502,822	8,628,425
Greenlane Holdings Inc., Class A(a)(b)	312,795	1,018,148
Weyco Group Inc.	134,586	3,559,800

		41,443,623

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)	1,234,672	43,176,480
American Public Education Inc.(a)	346,279	9,484,582
Carriage Services Inc.	380,398	9,738,189
Chegg Inc.(a)(b)	2,715,176	102,932,322
Collectors Universe Inc.	206,039	4,749,199
Houghton Mifflin Harcourt Co.(a)(b)	2,367,412	14,796,325
K12 Inc.(a)	905,391	18,424,707
Laureate Education Inc., Class A(a)(b)	2,709,667	47,717,236
OneSpaWorld Holdings Ltd.(a)(b)	1,066,085	17,952,871
Perdoceo Education Crop.(a)(b)	1,580,495	29,065,303
Regis Corp.(a)(b)	533,618	9,535,753
Select Interior Concepts Inc., Class A(a)	485,133	4,361,346
Strategic Education Inc.	488,943	77,693,043
WW International Inc.(a)(b)	1,076,730	41,141,853

		430,769,209

Diversified Financial Services — 0.2%
Alerus Financial Corp.(b)	69,133	1,579,689
Banco Latinoamericano de Comercio Exterior SA, Class E	699,803	14,961,788
Cannae Holdings Inc.(a)(b)	1,549,574	57,628,657
FGL Holdings(b)	3,342,389	35,596,443
Marlin Business Services Corp.	193,857	4,260,977
On Deck Capital Inc.(a)(b)	1,507,434	6,240,777

		120,268,331

Diversified Telecommunication Services — 0.5%
Anterix Inc.(a)(b)	249,035	10,760,802
ATN International Inc.	250,956	13,900,453

Security	Shares	Value

Diversified Telecommunication Services (continued)
Bandwidth Inc., Class A(a)(b)	369,871	$23,690,237
Cincinnati Bell Inc.(a)	1,081,510	11,323,410
Cogent Communications Holdings Inc.	973,417	64,060,573
Consolidated Communications Holdings Inc.	1,649,322	6,399,369
Frontier Communications Corp.(a)(b)	2,534,886	2,255,035
IDT Corp., Class B(a)	377,745	2,723,541
Intelsat SA(a)(b)	1,538,464	10,815,402
Iridium Communications Inc.(a)	2,270,586	55,947,239
Ooma Inc.(a)	445,013	5,887,522
ORBCOMM Inc.(a)(b)	1,687,301	7,103,537
Pareteum Corp.(a)(b)	2,483,919	1,086,218
Vonage Holdings Corp.(a)(b)	5,255,507	38,943,307

		254,896,645

Electric Utilities — 1.0%
ALLETE Inc.	1,188,689	96,485,886
El Paso Electric Co.	930,722	63,186,716
Genie Energy Ltd., Class B	326,220	2,521,681
MGE Energy Inc.	800,166	63,069,084
Otter Tail Corp.	905,558	46,446,070
PNM Resources Inc.	1,822,939	92,441,237
Portland General Electric Co.	2,058,833	114,862,293
Spark Energy Inc., Class A	249,191	2,300,033

		481,313,000

Electrical Equipment — 0.9%
Allied Motion Technologies Inc.(b)	158,090	7,667,365
American Superconductor Corp.(a)(b)	476,429	3,739,968
Atkore International Group Inc.(a)	1,072,912	43,410,020
AZZ Inc.	599,535	27,548,633
Bloom Energy Corp., Class A(a)(b)	1,249,922	9,336,917
Encore Wire Corp.	469,658	26,958,369
Energous Corp.(a)(b)	630,742	1,116,413
EnerSys	978,441	73,216,740
Generac Holdings Inc.(a)(b)	1,402,616	141,089,144
Plug Power Inc.(a)(b)	5,552,528	17,545,989
Powell Industries Inc.	202,373	9,914,253
Preformed Line Products Co.	68,612	4,140,734
Sunrun Inc.(a)(b)	2,602,875	35,945,704
Thermon Group Holdings Inc.(a)	740,698	19,850,706
TPI Composites Inc.(a)(b)	661,875	12,251,306
Vicor Corp.(a)(b)	418,290	19,542,509
Vivint Solar Inc.(a)(b)	988,744	7,178,281

		460,453,051

Electronic Equipment, Instruments & Components — 2.6%
Airgain Inc.(a)(b)	209,886	2,243,681
Akoustis Technologies Inc.(a)(b)	569,729	4,557,832
Anixter International Inc.(a)(b)	698,752	64,355,059
Arlo Technologies Inc.(a)(b)	1,718,799	7,236,144
AVX Corp.	1,092,392	22,361,264
Badger Meter Inc.	655,660	42,572,004
Bel Fuse Inc., Class B, NVS	215,384	4,415,372
Belden Inc.(b)	899,209	49,456,495
Benchmark Electronics Inc.	846,209	29,075,741
Coda Octopus Group Inc.(a)(b)	105,028	879,084
CTS Corp.(b)	741,336	22,247,493
Daktronics Inc.	835,572	5,088,634
ePlus Inc.(a)	310,676	26,186,880
Fabrinet(a)(b)	835,829	54,195,152
FARO Technologies Inc.(a)	399,042	20,091,765
Fitbit Inc., Class A(a)(b)	5,152,625	33,852,746

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
II-VI Inc.(a)(b)	2,049,559	$69,008,652
Insight Enterprises Inc.(a)(b)	800,830	56,290,341
Iteris Inc.(a)(b)	920,536	4,593,475
Itron Inc.(a)(b)	785,952	65,980,670
KEMET Corp.	1,305,053	35,301,684
Kimball Electronics Inc.(a)(b)	560,148	9,830,597
Knowles Corp.(a)(b)	1,874,337	39,642,228
Methode Electronics Inc.	837,736	32,964,912
MTS Systems Corp.	418,441	20,097,721
Napco Security Technologies Inc.(a)(b)	258,769	7,605,221
nLight Inc.(a)(b)	759,890	15,410,569
Novanta Inc.(a)(b)	775,747	68,607,065
OSI Systems Inc.(a)(b)	387,807	39,067,677
PAR Technology Corp.(a)(b)	264,000	8,115,360
PC Connection Inc.(b)	256,438	12,734,711
Plexus Corp.(a)(b)	662,643	50,983,752
Rogers Corp.(a)(b)	427,827	53,362,862
Sanmina Corp.(a)(b)	1,576,843	53,991,104
ScanSource Inc.(a)(b)	585,645	21,639,583
Tech Data Corp.(a)	813,988	116,888,677
TTM Technologies Inc.(a)(b)	2,270,705	34,174,110
Vishay Intertechnology Inc.	3,041,763	64,759,134
Vishay Precision Group Inc.(a)	238,636	8,113,624
Wrap Technologies Inc.(a)(b)	172,694	1,103,515

		1,279,082,590

Energy Equipment & Services — 1.0%
Archrock Inc.	2,970,502	29,823,840
Cactus Inc., Class A	1,082,604	37,154,969
Covia Holdings Corp.(a)(b)	943,487	1,924,713
Diamond Offshore Drilling Inc.(a)(b)	1,536,959	11,050,735
DMC Global Inc.(b)	327,679	14,725,894
Dril-Quip Inc.(a)(b)	829,598	38,916,442
Era Group Inc.(a)(b)	452,287	4,599,759
Exterran Corp.(a)(b)	705,149	5,521,317
Forum Energy Technologies Inc.(a)(b)	1,894,350	3,182,508
Frank’s International NV(a)(b)	2,417,570	12,498,837
FTS International Inc.(a)(b)	780,590	811,814
Geospace Technologies Corp.(a)(b)	299,836	5,028,250
Helix Energy Solutions Group Inc.(a)	3,252,862	31,325,061
Independence Contract Drilling Inc.(a)(b)	1,056,040	1,052,661
KLX Energy Services Holdings Inc.(a)(b)	472,119	3,040,446
Liberty Oilfield Services Inc., Class A	1,219,665	13,562,675
Mammoth Energy Services Inc.	269,672	593,278
Matrix Service Co.(a)	623,994	14,276,983
McDermott International Inc.(a)(b)	4,193,160	2,837,092
Nabors Industries Ltd.	8,029,606	23,125,265
National Energy Services Reunited Corp.(a)(b)	537,870	4,905,374
Natural Gas Services Group Inc.(a)(b)	301,464	3,695,949
NCS Multistage Holdings Inc.(a)(b)	224,448	471,341
Newpark Resources Inc.(a)(b)	2,030,080	12,728,602
NexTier Oilfield Solutions Inc.(a)	3,651,991	24,468,340
Nine Energy Service Inc.(a)(b)	360,520	2,819,266
Noble Corp. PLC(a)(b)	5,601,310	6,833,598
Oceaneering International Inc.(a)(b)	2,276,701	33,945,612
Oil States International Inc.(a)(b)	1,371,790	22,373,895
Pacific Drilling SA(a)	676,922	2,761,842
Parker Drilling Co.(a)(b)	211,331	4,754,948
ProPetro Holding Corp.(a)(b)	1,839,692	20,696,535
RigNet Inc.(a)(b)	321,366	2,121,016
RPC Inc.	1,426,092	7,472,722

Security	Shares	Value

Energy Equipment & Services (continued)
SEACOR Holdings Inc.(a)(b)	394,672	$17,030,097
SEACOR Marine Holdings Inc.(a)(b)	436,989	6,026,078
Seadrill Ltd.(a)(b)	1,329,468	3,376,849
Select Energy Services Inc., Class A(a)	1,343,665	12,469,211
Smart Sand Inc.(a)(b)	465,679	1,173,511
Solaris Oilfield Infrastructure Inc., Class A	696,528	9,751,392
TETRA Technologies Inc.(a)(b)	2,692,028	5,276,375
Tidewater Inc.(a)(b)	904,398	17,436,793
U.S. Silica Holdings Inc.	1,677,869	10,318,894
U.S. Well Services Inc.(a)(b)	455,114	860,165

		488,820,944

Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A(b)	1,182,016	8,557,796
Eros International PLC(a)(b)	1,679,183	5,692,430
Gaia Inc.(a)(b)	244,937	1,957,047
Glu Mobile Inc.(a)	2,679,269	16,209,577
IMAX Corp.(a)(b)	1,207,074	24,660,522
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	229,651	6,809,152
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	824,946	24,368,905
LiveXLive Media Inc.(a)(b)	637,274	984,588
Marcus Corp. (The)	521,398	16,564,815
Reading International Inc., Class A, NVS(a)(b)	381,094	4,264,442

		110,069,274

Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust	1,963,557	50,915,033
Agree Realty Corp.	954,165	66,953,758
Alexander & Baldwin Inc.	1,573,122	32,972,637
Alexander’s Inc.	50,355	16,634,774
American Assets Trust Inc.	1,113,833	51,124,935
American Finance Trust Inc.	2,451,151	32,502,262
Armada Hoffler Properties Inc.	1,262,726	23,171,022
Ashford Hospitality Trust Inc.	2,027,625	5,657,074
Bluerock Residential Growth REIT Inc.	516,057	6,218,487
Braemar Hotels & Resorts Inc.	676,444	6,040,645
BRT Apartments Corp.	220,979	3,750,014
CareTrust REIT Inc.	2,197,481	45,334,033
CatchMark Timber Trust Inc., Class A	1,112,870	12,764,619
CBL & Associates Properties Inc.(b)	3,974,482	4,173,206
Cedar Realty Trust Inc.	1,926,065	5,681,892
Chatham Lodging Trust	1,041,672	19,104,264
CIM Commercial Trust Corp.	29,712	430,824
City Office REIT Inc.	1,226,171	16,577,832
Clipper Realty Inc.	317,121	3,361,483
Community Healthcare Trust Inc.	440,029	18,859,643
CoreCivic Inc.	2,731,267	47,469,420
CorEnergy Infrastructure Trust Inc.	302,454	13,522,718
CorePoint Lodging Inc.	950,032	10,146,342
DiamondRock Hospitality Co.	4,616,780	51,153,922
Diversified Healthcare Trust	5,427,766	45,810,345
Easterly Government Properties Inc.	1,704,936	40,458,131
EastGroup Properties Inc.	870,316	115,464,824
Essential Properties Realty Trust Inc.	1,851,366	45,932,390
Farmland Partners Inc.(b)	653,308	4,429,428
First Industrial Realty Trust Inc.	2,891,596	120,030,150
Four Corners Property Trust Inc.	1,582,585	44,613,071
Franklin Street Properties Corp.	2,374,596	20,326,542
Front Yard Residential Corp.	1,127,441	13,912,622
GEO Group Inc. (The)	2,728,702	45,323,740

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	771,108	$25,346,320
Gladstone Commercial Corp.	709,996	15,520,513
Gladstone Land Corp.	424,579	5,506,790
Global Medical REIT Inc.	742,975	9,829,559
Global Net Lease Inc.	2,065,729	41,892,984
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,451,840	46,720,211
Healthcare Realty Trust Inc.	3,037,698	101,367,982
Hersha Hospitality Trust	784,784	11,418,607
Independence Realty Trust Inc.	2,073,534	29,195,359
Industrial Logistics Properties Trust	1,483,969	33,270,585
Innovative Industrial Properties Inc.(b)	260,016	19,727,414
Investors Real Estate Trust	270,815	19,634,087
iStar Inc.	1,356,511	19,682,975
Jernigan Capital Inc.	497,325	9,518,801
Kite Realty Group Trust	1,922,407	37,544,609
Lexington Realty Trust	5,545,649	58,894,792
LTC Properties Inc.	902,627	40,410,611
Mack-Cali Realty Corp.	1,985,871	45,933,196
Monmouth Real Estate Investment Corp.	2,132,843	30,883,567
National Health Investors Inc.	976,925	79,599,849
National Storage Affiliates Trust	1,345,849	45,247,443
New Senior Investment Group Inc.	1,941,157	14,849,851
NexPoint Residential Trust Inc.	456,269	20,532,105
Office Properties Income Trust	1,095,844	35,220,426
One Liberty Properties Inc.	350,073	9,518,485
Pebblebrook Hotel Trust	2,997,046	80,350,803
Pennsylvania REIT(b)	1,588,483	8,466,614
Physicians Realty Trust	4,328,778	81,987,055
Piedmont Office Realty Trust Inc., Class A	2,870,980	63,850,595
PotlatchDeltic Corp.	1,526,941	66,070,737
Preferred Apartment Communities Inc., Class A	1,050,023	13,986,306
PS Business Parks Inc.	459,580	75,770,955
QTS Realty Trust Inc., Class A	1,320,111	71,642,424
Retail Opportunity Investments Corp.	2,617,447	46,224,114
Retail Value Inc.	338,722	12,464,970
Rexford Industrial Realty Inc.	2,539,403	115,974,535
RLJ Lodging Trust	3,875,880	68,680,594
RPT Realty	1,822,629	27,412,340
Ryman Hospitality Properties Inc.	1,052,294	91,191,798
Sabra Health Care REIT Inc.	4,428,891	94,512,534
Safehold Inc.	244,402	9,849,401
Saul Centers Inc.	278,953	14,723,139
Seritage Growth Properties, Class A	784,930	31,459,994
STAG Industrial Inc.	3,070,449	96,934,075
Summit Hotel Properties Inc.	2,405,596	29,685,055
Sunstone Hotel Investors Inc.	5,147,140	71,648,189
Tanger Factory Outlet Centers Inc.(b)	2,067,535	30,454,791
Terreno Realty Corp.	1,513,046	81,916,310
UMH Properties Inc.	830,726	13,067,320
Uniti Group Inc.	4,252,394	34,912,155
Universal Health Realty Income Trust	293,946	34,497,503
Urban Edge Properties	2,639,251	50,620,834
Urstadt Biddle Properties Inc., Class A	670,770	16,661,927
Washington Prime Group Inc.(b)	4,400,840	16,019,058
Washington REIT	1,839,154	53,666,514
Whitestone REIT	874,361	11,908,797
Xenia Hotels & Resorts Inc.	2,598,984	56,164,044

		3,420,864,683

Security	Shares	Value

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	731,133	$18,483,042
BJ’s Wholesale Club Holdings Inc.(a)(b)	2,575,047	58,556,569
Chefs’ Warehouse Inc. (The)(a)(b)	559,926	21,338,780
HF Foods Group Inc.(a)(b)	170,474	3,324,243
Ingles Markets Inc., Class A	327,977	15,582,187
Natural Grocers by Vitamin Cottage Inc.(b)	191,650	1,891,586
Performance Food Group Co.(a)(b)	2,360,086	121,497,227
PriceSmart Inc.	515,065	36,579,916
Rite Aid Corp.(a)(b)	1,291,406	19,978,051
SpartanNash Co.	817,968	11,647,864
United Natural Foods Inc.(a)(b)	1,212,288	10,619,643
Village Super Market Inc., Class A	183,069	4,247,201
Weis Markets Inc.	219,824	8,900,674

		332,646,983

Food Products — 1.3%
Alico Inc.	91,695	3,285,432
B&G Foods Inc.(b)	1,454,368	26,076,818
Bridgford Foods Corp.(a)(b)	39,369	975,958
Calavo Growers Inc.	371,546	33,658,352
Cal-Maine Foods Inc.(b)	722,204	30,874,221
Darling Ingredients Inc.(a)(b)	3,765,527	105,735,998
Farmer Bros. Co.(a)(b)	246,072	3,705,844
Fresh Del Monte Produce Inc.(b)	715,282	25,020,564
Freshpet Inc.(a)(b)	796,537	47,067,371
Hostess Brands Inc.(a)(b)	2,739,365	39,830,367
J&J Snack Foods Corp.	346,632	63,873,879
John B Sanfilippo & Son Inc.(b)	200,616	18,312,229
Lancaster Colony Corp.	435,432	69,712,663
Landec Corp.(a)(b)	596,283	6,743,961
Limoneira Co.	354,743	6,821,708
Sanderson Farms Inc.(b)	458,674	80,827,532
Seneca Foods Corp., Class A(a)(b)	151,345	6,173,363
Simply Good Foods Co. (The)(a)(b)	1,902,950	54,310,193
Tootsie Roll Industries Inc.(b)	377,564	12,890,035

		635,896,488

Gas Utilities — 1.1%
Chesapeake Utilities Corp.	366,295	35,102,050
New Jersey Resources Corp.	2,035,963	90,742,871
Northwest Natural Holding Co.	693,594	51,138,685
ONE Gas Inc.	1,198,015	112,098,263
RGC Resources Inc.	176,309	5,038,911
South Jersey Industries Inc.	2,135,414	70,425,954
Southwest Gas Holdings Inc.	1,245,242	94,601,035
Spire Inc.	1,139,851	94,960,987

		554,108,756

Health Care Equipment & Supplies — 3.9%
Accuray Inc.(a)(b)	1,969,785	5,554,794
Alphatec Holdings Inc.(a)(b)	875,356	6,210,651
AngioDynamics Inc.(a)(b)	856,917	13,719,241
Antares Pharma Inc.(a)	3,706,922	17,422,533
Apyx Medical Corp.(a)(b)	754,950	6,386,877
AtriCure Inc.(a)(b)	875,849	28,473,851
Atrion Corp.	33,222	24,966,333
Avanos Medical Inc.(a)(b)	1,084,301	36,540,944
Axogen Inc.(a)(b)	785,998	14,061,504
Axonics Modulation Technologies Inc.(a)(b)	350,277	9,706,176
BioLife Solutions Inc.(a)(b)	151,357	2,448,956
BioSig Technologies Inc.(a)(b)	355,325	2,103,524
Cardiovascular Systems Inc.(a)(b)	799,815	38,863,011

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cerus Corp.(a)(b)	3,220,351	$13,589,881
Conformis Inc.(a)(b)	1,448,395	2,172,592
CONMED Corp.(b)	627,644	70,189,429
CryoLife Inc.(a)(b)	843,308	22,845,214
CryoPort Inc.(a)(b)	739,085	12,165,339
Cutera Inc.(a)(b)	327,737	11,736,262
CytoSorbents Corp.(a)(b)	674,853	2,598,184
ElectroCore Inc.(a)(b)	266,743	424,121
GenMark Diagnostics Inc.(a)(b)	1,234,462	5,937,762
Glaukos Corp.(a)(b)	897,831	48,904,855
Globus Medical Inc., Class A(a)	1,743,109	102,634,258
Haemonetics Corp.(a)(b)	1,174,273	134,923,968
Heska Corp.(a)(b)	164,983	15,828,469
Inogen Inc.(a)(b)	423,197	28,917,051
Integer Holdings Corp.(a)(b)	745,111	59,929,278
IntriCon Corp.(a)(b)	186,126	3,350,268
Invacare Corp.(b)	807,291	7,281,765
iRadimed Corp.(a)(b)	99,938	2,336,550
iRhythm Technologies Inc.(a)(b)	607,277	41,349,491
Lantheus Holdings Inc.(a)	890,092	18,255,787
LeMaitre Vascular Inc.(b)	380,380	13,674,661
LivaNova PLC(a)(b)	1,113,241	83,971,769
Meridian Bioscience Inc.	957,704	9,356,768
Merit Medical Systems Inc.(a)(b)	1,228,199	38,344,373
Mesa Laboratories Inc.(b)	91,890	22,917,366
Misonix Inc.(a)(b)	192,871	3,589,329
Natus Medical Inc.(a)	780,455	25,747,210
Neogen Corp.(a)(b)	1,175,348	76,703,210
Neuronetics Inc.(a)(b)	320,535	1,439,202
Nevro Corp.(a)(b)	688,433	80,918,415
Novocure Ltd.(a)(b)	1,991,564	167,829,098
NuVasive Inc.(a)(b)	1,190,523	92,075,049
OraSure Technologies Inc.(a)(b)	1,400,117	11,242,939
Orthofix Medical Inc.(a)	416,301	19,224,780
OrthoPediatrics Corp.(a)(b)	198,920	9,347,251
Pulse Biosciences Inc.(a)(b)	264,492	3,546,838
Quidel Corp.(a)(b)	815,736	61,204,672
Rockwell Medical Inc.(a)(b)	1,477,056	3,604,017
RTI Surgical Holdings Inc.(a)(b)	1,277,721	3,500,956
SeaSpine Holdings Corp.(a)	359,819	4,321,426
Senseonics Holdings Inc.(a)(b)	2,934,481	2,687,985
Shockwave Medical Inc.(a)	588,390	25,842,089
SI-BONE Inc.(a)(b)	364,432	7,835,288
Sientra Inc.(a)(b)	884,127	7,904,095
Silk Road Medical Inc.(a)(b)	369,501	14,920,450
Soliton Inc.(a)(b)	136,331	1,496,914
STAAR Surgical Co.(a)(b)	1,024,288	36,024,209
Surmodics Inc.(a)(b)	303,577	12,577,195
Tactile Systems Technology Inc.(a)(b)	421,319	28,443,246
Tandem Diabetes Care Inc.(a)(b)	1,285,162	76,608,507
TransEnterix Inc.(a)(b)	320,100	470,547
TransMedics Group Inc.(a)(b)	328,157	6,238,265
Utah Medical Products Inc.	79,972	8,628,979
Vapotherm Inc.(a)(b)	337,072	4,098,796
Varex Imaging Corp.(a)(b)	863,066	25,727,997
ViewRay Inc.(a)(b)	1,574,540	6,644,559
Wright Medical Group NV(a)(b)	2,892,844	88,173,885
Zynex Inc.(a)(b)	352,913	2,777,425

		1,901,488,679

Security	Shares	Value

Health Care Providers & Services — 2.3%
Addus HomeCare Corp.(a)(b)	285,853	$27,790,629
Amedisys Inc.(a)(b)	722,015	120,518,744
American Renal Associates Holdings Inc.(a)(b)	415,851	4,312,375
AMN Healthcare Services Inc.(a)(b)	1,055,562	65,772,068
Apollo Medical Holdings Inc.(a)(b)	142,262	2,619,043
Avalon GloboCare Corp.(a)(b)	491,392	948,387
BioTelemetry Inc.(a)(b)	760,652	35,218,188
Brookdale Senior Living Inc.(a)(b)	4,230,990	30,759,297
Catasys Inc.(a)(b)	159,955	2,608,866
Community Health Systems Inc.(a)(b)	2,051,108	5,948,213
CorVel Corp.(a)(b)	202,687	17,706,736
Cross Country Healthcare Inc.(a)(b)	810,396	9,416,802
Diplomat Pharmacy Inc.(a)	1,400,580	5,602,320
Ensign Group Inc. (The)	1,159,847	52,622,258
Enzo Biochem Inc.(a)(b)	958,335	2,520,421
Exagen Inc.(a)	76,634	1,946,504
Genesis Healthcare Inc.(a)(b)	1,847,808	3,030,405
Hanger Inc.(a)(b)	846,660	23,376,283
HealthEquity Inc.(a)(b)	1,587,827	117,610,346
Joint Corp. (The)(a)(b)	296,222	4,781,023
LHC Group Inc.(a)(b)	693,595	95,549,647
Magellan Health Inc.(a)(b)	505,615	39,564,374
National HealthCare Corp.	282,457	24,412,758
National Research Corp.	272,887	17,994,169
Option Care Health Inc.(a)(b)	2,853,963	10,645,282
Owens & Minor Inc.(b)	1,415,808	7,319,727
Patterson Companies Inc.	1,916,585	39,251,661
Pennant Group Inc. (The)(a)	579,836	19,175,177
PetIQ Inc.(a)(b)	462,791	11,592,915
Progyny Inc.(a)(b)	268,552	7,371,752
Providence Service Corp. (The)(a)(b)	264,324	15,642,694
R1 RCM Inc.(a)(b)	2,413,585	31,328,333
RadNet Inc.(a)(b)	986,328	20,022,458
Select Medical Holdings Corp.(a)(b)	2,521,903	58,861,216
Surgery Partners Inc.(a)(b)	544,852	8,529,658
Tenet Healthcare Corp.(a)(b)	2,358,298	89,686,073
Tivity Health Inc.(a)(b)	1,087,987	22,135,096
Triple-S Management Corp., Class B(a)	520,113	9,616,889
U.S. Physical Therapy Inc.(b)	288,071	32,940,919

		1,096,749,706

Health Care Technology — 1.0%
Allscripts Healthcare Solutions Inc.(a)(b)	3,708,046	36,394,472
Castlight Health Inc., Class B(a)(b)	2,282,764	3,036,076
Computer Programs & Systems Inc.	287,892	7,600,349
Evolent Health Inc., Class A(a)(b)	1,707,335	15,451,382
Health Catalyst Inc.(a)(b)	199,436	6,920,429
HealthStream Inc.(a)	595,631	16,201,163
HMS Holdings Corp.(a)(b)	2,012,015	59,555,644
Inovalon Holdings Inc., Class A(a)(b)	1,678,164	31,583,046
Inspire Medical Systems Inc.(a)(b)	308,836	22,918,720
Livongo Health Inc.(a)(b)	334,052	8,371,343
NextGen Healthcare Inc.(a)	1,256,095	20,185,447
Omnicell Inc.(a)(b)	949,910	77,626,645
OptimizeRx Corp.(a)(b)	326,252	3,350,608
Phreesia Inc.(a)(b)	236,336	6,295,991
Simulations Plus Inc.(b)	270,745	7,870,557
Tabula Rasa HealthCare Inc.(a)(b)	450,553	21,932,920
Teladoc Health Inc.(a)(b)	1,655,810	138,624,413

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Vocera Communications Inc.(a)(b)	713,659	$14,815,561

		498,734,766

Hotels, Restaurants & Leisure — 2.7%
BBX Capital Corp.	1,336,120	6,373,292
Biglari Holdings Inc., Class B, NVS(a)(b)	20,799	2,379,822
BJ’s Restaurants Inc.	438,060	16,628,758
Bloomin’ Brands Inc.	1,995,178	44,033,579
Bluegreen Vacations Corp.	164,557	1,701,519
Boyd Gaming Corp.(b)	1,857,457	55,612,263
Brinker International Inc.	856,684	35,980,728
Carrols Restaurant Group Inc.(a)(b)	780,282	5,500,988
Century Casinos Inc.(a)(b)	633,084	5,014,025
Cheesecake Factory Inc. (The)	953,484	37,052,388
Churchill Downs Inc.(b)	809,414	111,051,601
Chuy’s Holdings Inc.(a)(b)	393,324	10,194,958
Cracker Barrel Old Country Store Inc.	552,155	84,888,310
Dave & Buster’s Entertainment Inc.	706,124	28,365,001
Del Taco Restaurants Inc.(a)(b)	661,937	5,232,612
Denny’s Corp.(a)(b)	1,334,614	26,532,126
Dine Brands Global Inc.	366,147	30,580,597
Drive Shack Inc.(a)(b)	1,400,292	5,125,069
El Pollo Loco Holdings Inc.(a)(b)	448,119	6,784,522
Eldorado Resorts Inc.(a)(b)	1,510,466	90,084,192
Everi Holdings Inc.(a)(b)	1,585,226	21,289,585
Fiesta Restaurant Group Inc.(a)(b)	536,443	5,305,421
Golden Entertainment Inc.(a)	416,201	7,999,383
Habit Restaurants Inc. (The), Class A(a)(b)	480,514	5,011,761
Inspired Entertainment Inc.(a)(b)	200,450	1,353,038
J Alexander’s Holdings Inc.(a)	280,381	2,680,442
Jack in the Box Inc.	591,549	46,158,569
Kura Sushi USA Inc., Class A(a)(b)	77,574	1,974,258
Lindblad Expeditions Holdings Inc.(a)(b)	520,475	8,509,766
Marriott Vacations Worldwide Corp.	949,283	122,229,679
Monarch Casino & Resort Inc.(a)(b)	259,269	12,587,510
Nathan’s Famous Inc.	68,836	4,879,096
Noodles & Co.(a)(b)	647,499	3,587,144
Papa John’s International Inc.	514,470	32,488,781
Penn National Gaming Inc.(a)(b)	2,518,609	64,375,646
PlayAGS Inc.(a)(b)	603,189	7,316,683
Potbelly Corp.(a)(b)	490,528	2,070,028
RCI Hospitality Holdings Inc.(b)	208,541	4,275,091
Red Lion Hotels Corp.(a)(b)	537,891	2,006,333
Red Robin Gourmet Burgers Inc.(a)(b)	311,386	10,281,966
Red Rock Resorts Inc., Class A	1,601,320	38,351,614
Ruth’s Hospitality Group Inc.	632,839	13,773,741
Scientific Games Corp./DE, Class A(a)(b)	1,284,875	34,408,953
SeaWorld Entertainment Inc.(a)	1,095,879	34,750,323
Shake Shack Inc., Class A(a)(b)	671,278	39,988,030
Target Hospitality Corp.(a)(b)	748,734	3,743,670
Texas Roadhouse Inc.	1,514,142	85,276,477
Twin River Worldwide Holdings Inc.	399,279	10,241,506
Wingstop Inc.(b)	678,040	58,467,389

		1,294,498,233

Household Durables — 1.7%
Bassett Furniture Industries Inc.	219,846	3,667,031
Beazer Homes USA Inc.(a)(b)	690,899	9,762,403
Cavco Industries Inc.(a)	197,879	38,661,599
Century Communities Inc.(a)(b)	621,663	17,002,483
Ethan Allen Interiors Inc.	551,259	10,506,997

Security	Shares	Value

Household Durables (continued)
Flexsteel Industries Inc.	160,939	$3,205,905
GoPro Inc., Class A(a)(b)	2,884,669	12,519,463
Green Brick Partners Inc.(a)(b)	534,865	6,140,250
Hamilton Beach Brands Holding Co., Class A	146,719	2,802,333
Helen of Troy Ltd.(a)(b)	575,767	103,517,149
Hooker Furniture Corp.	273,667	7,030,505
Installed Building Products Inc.(a)(b)	519,207	35,757,786
iRobot Corp.(a)(b)	629,192	31,855,991
KB Home	1,969,632	67,499,289
La-Z-Boy Inc.	1,028,351	32,372,489
Legacy Housing Corp.(a)(b)	133,855	2,227,347
LGI Homes Inc.(a)(b)	460,562	32,538,705
Lifetime Brands Inc.	256,195	1,780,555
Lovesac Co. (The)(a)(b)	201,673	3,236,852
M/I Homes Inc.(a)(b)	623,806	24,546,766
MDC Holdings Inc.	1,167,154	44,538,597
Meritage Homes Corp.(a)(b)	830,578	50,756,622
Purple Innovation Inc.(a)(b)	178,630	1,555,867
Skyline Champion Corp.(a)	1,156,137	36,649,543
Sonos Inc.(a)(b)	1,648,757	25,753,584
Taylor Morrison Home Corp.(a)(b)	2,412,835	52,744,573
TopBuild Corp.(a)(b)	767,150	79,077,822
TRI Pointe Group Inc.(a)(b)	3,172,122	49,421,661
Tupperware Brands Corp.	1,169,431	10,033,718
Universal Electronics Inc.(a)	310,128	16,207,289
William Lyon Homes, Class A(a)	728,313	14,551,694
ZAGG Inc.(a)(b)	667,771	5,415,623

		833,338,491

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	241,039	7,489,082
Central Garden & Pet Co., Class A, NVS(a)(b)	979,637	28,762,142
Oil-Dri Corp. of America	116,968	4,240,090
WD-40 Co.	315,018	61,157,595

		101,648,909

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)(b)	2,354,018	5,484,862
Clearway Energy Inc., Class A	806,851	15,426,991
Clearway Energy Inc., Class C	1,685,424	33,624,209
Ormat Technologies Inc.	915,584	68,229,320
Pattern Energy Group Inc., Class A	2,024,897	54,176,119
Sunnova Energy International Inc.(a)(b)	310,283	3,462,758
TerraForm Power Inc., Class A	1,820,837	28,022,681

		208,426,940

Industrial Conglomerates — 0.1%
Raven Industries Inc.	826,847	28,493,148

Insurance — 2.2%
Ambac Financial Group Inc.(a)(b)	1,028,628	22,187,506
American Equity Investment Life Holding Co.	1,952,511	58,438,654
AMERISAFE Inc.	427,504	28,228,089
Argo Group International Holdings Ltd.	748,533	49,216,045
BRP Group Inc., Class A(a)(b)	348,530	5,593,907
Citizens Inc./TX(a)(b)	1,143,925	7,721,494
CNO Financial Group Inc.	3,467,181	62,859,992
Crawford & Co., Class A, NVS	374,994	4,301,181
Donegal Group Inc., Class A	243,305	3,605,780
eHealth Inc.(a)(b)	522,217	50,174,609
Employers Holdings Inc.	656,286	27,399,940
Enstar Group Ltd.(a)	264,907	54,798,662

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
FBL Financial Group Inc., Class A	223,293	$13,158,656
FedNat Holding Co.	277,836	4,620,413
Genworth Financial Inc., Class A(a)(b)	11,604,149	51,058,256
Global Indemnity Ltd.	191,903	5,686,086
Goosehead Insurance Inc., Class A(b)	261,953	11,106,807
Greenlight Capital Re Ltd., Class A(a)(b)	676,169	6,836,069
GWG Holdings Inc.(a)(b)	64,772	636,061
Hallmark Financial Services Inc.(a)(b)	294,568	5,175,560
HCI Group Inc.	147,267	6,722,739
Health Insurance Innovations Inc., Class A(a)(b)	243,056	4,688,550
Heritage Insurance Holdings Inc.	603,954	8,002,391
Horace Mann Educators Corp.	855,971	37,371,694
Independence Holding Co.	113,559	4,778,563
Investors Title Co.	32,560	5,183,552
James River Group Holdings Ltd.	663,078	27,325,444
Kinsale Capital Group Inc.(b)	460,271	46,791,150
MBIA Inc.(a)(b)	1,723,346	16,027,118
National General Holdings Corp.	1,556,571	34,400,219
National Western Life Group Inc., Class A	51,802	15,068,166
NI Holdings Inc.(a)(b)	218,650	3,760,780
Palomar Holdings Inc.(a)(b)	288,432	14,562,932
ProAssurance Corp.	1,096,974	39,644,640
ProSight Global Inc.(a)(b)	210,509	3,395,510
Protective Insurance Corp., Class B	215,227	3,463,002
RLI Corp.(b)	915,752	82,435,995
Safety Insurance Group Inc.	335,157	31,012,077
Selective Insurance Group Inc.	1,341,911	87,479,178
State Auto Financial Corp.	390,391	12,109,929
Stewart Information Services Corp.	506,679	20,667,436
Third Point Reinsurance Ltd.(a)	1,703,925	17,925,291
Tiptree Inc.	575,552	4,684,993
Trupanion Inc.(a)(b)	661,951	24,796,684
United Fire Group Inc.	490,078	21,431,111
United Insurance Holdings Corp.	459,612	5,795,707
Universal Insurance Holdings Inc.	685,363	19,183,310
Watford Holdings Ltd.(a)(b)	437,918	11,018,017

		1,082,529,945

Interactive Media & Services — 0.5%
Care.com Inc.(a)	489,372	7,355,261
Cargurus Inc.(a)(b)	1,719,138	60,479,275
Cars.com Inc.(a)(b)	1,537,522	18,788,519
DHI Group Inc.(a)(b)	1,159,893	3,491,278
Eventbrite Inc., Class A(a)(b)	855,221	17,249,808
EverQuote Inc., Class A(a)(b)	208,133	7,149,369
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,646,678	12,103,083
Meet Group Inc. (The)(a)(b)	1,573,453	7,882,999
QuinStreet Inc.(a)(b)	1,059,622	16,222,813
Travelzoo(a)(b)	133,901	1,432,741
TrueCar Inc.(a)(b)	2,445,174	11,614,576
Yelp Inc.(a)(b)	1,571,383	54,731,270

		218,500,992

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com Inc., Class A(a)(b)	585,483	8,489,503
Duluth Holdings Inc., Class B(a)(b)	243,613	2,565,245
Groupon Inc.(a)(b)	10,355,641	24,749,982
Lands’ End Inc.(a)(b)	256,651	4,311,737
Leaf Group Ltd.(a)(b)	418,420	1,673,680
Liquidity Services Inc.(a)	648,112	3,862,748
Overstock.com Inc.(a)(b)	609,511	4,297,053

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
PetMed Express Inc.	463,517	$10,901,920
Quotient Technology Inc.(a)(b)	1,712,578	16,886,019
RealReal Inc. (The)(a)(b)	403,604	7,607,935
Rubicon Project Inc. (The)(a)(b)	1,127,996	9,204,447
Shutterstock Inc.(a)(b)	444,989	19,081,128
Stamps.com Inc.(a)(b)	378,621	31,622,426
Stitch Fix Inc., Class A(a)(b)	947,702	24,318,033
Waitr Holdings Inc.(a)(b)	1,189,629	383,061

		169,954,917

IT Services — 2.2%
Brightcove Inc.(a)(b)	915,082	7,952,063
Cardtronics PLC, Class A(a)(b)	842,885	37,634,815
Cass Information Systems Inc.	321,041	18,536,907
Conduent Inc.(a)(b)	3,966,928	24,594,954
CSG Systems International Inc.	754,015	39,042,897
Endurance International Group Holdings Inc.(a)(b)	1,623,364	7,629,811
EVERTEC Inc.	1,390,352	47,327,582
Evo Payments Inc., Class A(a)(b)	812,688	21,463,090
Exela Technologies Inc.(a)(b)	1,031,455	420,524
ExlService Holdings Inc.(a)(b)	768,609	53,387,581
GTT Communications Inc.(a)(b)	754,333	8,561,680
Hackett Group Inc. (The)	568,623	9,177,575
I3 Verticals Inc., Class A(a)(b)	332,936	9,405,442
Information Services Group Inc.(a)(b)	793,881	2,008,519
International Money Express Inc.(a)(b)	414,523	4,990,857
KBR Inc.	3,246,839	99,028,590
Limelight Networks Inc.(a)(b)	2,549,479	10,401,874
LiveRamp Holdings Inc.(a)(b)	1,536,795	73,873,736
ManTech International Corp./VA, Class A	613,938	49,041,367
MAXIMUS Inc.	1,458,384	108,489,186
NIC Inc.	1,507,324	33,688,691
Paysign Inc.(a)(b)	675,412	6,855,432
Perficient Inc.(a)(b)	732,128	33,729,137
Perspecta Inc.(b)	3,207,045	84,794,270
PRGX Global Inc.(a)(b)	449,021	2,209,183
Priority Technology Holdings Inc.(a)(b)	148,436	363,668
Science Applications International Corp.	1,327,043	115,479,282
StarTek Inc.(a)(b)	368,501	2,940,638
Sykes Enterprises Inc.(a)(b)	876,456	32,420,107
TTEC Holdings Inc.	338,470	13,410,181
Tucows Inc., Class A(a)(b)	214,867	13,274,483
Unisys Corp.(a)(b)	1,167,452	13,845,981
Verra Mobility Corp.(a)(b)	2,927,058	40,949,541
Virtusa Corp.(a)(b)	657,644	29,811,003

		1,056,740,647

Leisure Products — 0.4%
Acushnet Holdings Corp.	814,483	26,470,697
American Outdoor Brands Corp.(a)(b)	1,286,709	11,940,660
Callaway Golf Co.(b)	2,142,806	45,427,487
Clarus Corp.	465,344	6,310,065
Escalade Inc.	255,655	2,513,089
Johnson Outdoors Inc., Class A	113,294	8,689,650
Malibu Boats Inc., Class A(a)(b)	467,620	19,149,039
Marine Products Corp.	182,615	2,629,656
MasterCraft Boat Holdings Inc.(a)(b)	412,858	6,502,514
Sturm Ruger & Co. Inc.	383,341	18,028,527
Vista Outdoor Inc.(a)(b)	1,321,601	9,885,575
YETI Holdings Inc.(a)(b)	945,507	32,884,733

		190,431,692

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.9%
Accelerate Diagnostics Inc.(a)(b)	618,521	$10,453,005
ChromaDex Corp.(a)(b)	949,951	4,094,289
Codexis Inc.(a)(b)	1,216,584	19,453,178
Fluidigm Corp.(a)(b)	1,567,557	5,455,098
Luminex Corp.	973,509	22,546,468
Medpace Holdings Inc.(a)(b)	632,763	53,190,058
NanoString Technologies Inc.(a)(b)	763,572	21,242,573
NeoGenomics Inc.(a)(b)	2,185,564	63,927,747
Pacific Biosciences of California Inc.(a)(b)	3,311,886	17,023,094
Personalis Inc.(a)(b)	205,721	2,242,359
Quanterix Corp.(a)(b)	298,298	7,048,782
Repligen Corp.(a)(b)	1,198,460	110,857,550
Syneos Health Inc.(a)(b)	1,434,769	85,332,886

		422,867,087

Machinery — 3.8%
Actuant Corp., Class A(b)	1,260,289	32,805,323
Alamo Group Inc.(b)	224,581	28,196,145
Albany International Corp., Class A	702,092	53,302,825
Altra Industrial Motion Corp.	1,474,902	53,406,201
Astec Industries Inc.(b)	517,109	21,718,578
Barnes Group Inc.	1,080,548	66,950,754
Blue Bird Corp.(a)(b)	356,146	8,162,866
Briggs & Stratton Corp.	936,988	6,240,340
Chart Industries Inc.(a)(b)	829,923	56,011,503
CIRCOR International Inc.(a)	442,802	20,475,164
Columbus McKinnon Corp./NY(b)	528,708	21,164,181
Commercial Vehicle Group Inc.(a)(b)	717,301	4,554,861
Douglas Dynamics Inc.	513,098	28,220,390
Eastern Co. (The)	116,648	3,561,263
Energy Recovery Inc.(a)(b)	842,200	8,245,138
EnPro Industries Inc.	474,006	31,701,521
ESCO Technologies Inc.(b)	585,651	54,172,718
Evoqua Water Technologies Corp.(a)(b)	1,716,186	32,521,725
Federal Signal Corp.	1,369,795	44,175,889
Franklin Electric Co. Inc.	1,064,947	61,042,762
Gencor Industries Inc.(a)(b)	212,844	2,483,889
Gorman-Rupp Co. (The)	407,106	15,266,475
Graham Corp.	215,017	4,704,572
Greenbrier Companies Inc. (The)	748,340	24,268,666
Helios Technologies Inc.(b)	674,707	31,191,705
Hillenbrand Inc.	1,653,598	55,081,342
Hurco Companies Inc.	140,526	5,390,577
Hyster-Yale Materials Handling Inc.	235,616	13,891,919
John Bean Technologies Corp.(b)	715,098	80,562,941
Kadant Inc.	253,169	26,668,822
Kennametal Inc.	1,882,839	69,457,931
LB Foster Co., Class A(a)(b)	231,146	4,479,609
Lindsay Corp.	251,546	24,145,901
Luxfer Holdings PLC	617,055	11,421,688
Lydall Inc.(a)	391,304	8,029,558
Manitowoc Co. Inc. (The)(a)(b)	804,107	14,071,873
Meritor Inc.(a)(b)	1,719,620	45,036,848
Miller Industries Inc./TN	256,659	9,529,749
Mueller Industries Inc.	1,276,578	40,531,352
Mueller Water Products Inc., Class A	3,598,128	43,105,573
Navistar International Corp.(a)(b)	1,138,948	32,961,155
NN Inc.	962,639	8,904,411
Omega Flex Inc.	64,675	6,938,981
Park-Ohio Holdings Corp.	202,930	6,828,595
Proto Labs Inc.(a)(b)	618,344	62,792,833

Security	Shares	Value

Machinery (continued)
RBC Bearings Inc.(a)(b)	556,058	$88,046,224
REV Group Inc.	635,875	7,776,751
Rexnord Corp.(a)(b)	2,439,572	79,578,839
Spartan Motors Inc.(b)	777,987	14,066,005
SPX Corp.(a)(b)	1,001,450	50,953,776
SPX FLOW Inc.(a)(b)	960,038	46,917,057
Standex International Corp.	282,880	22,446,528
Tennant Co.	414,344	32,285,684
Terex Corp.	1,452,879	43,266,737
Titan International Inc.(b)	1,101,664	3,988,024
TriMas Corp.(a)(b)	1,027,737	32,281,219
Twin Disc Inc.(a)	236,864	2,610,241
Wabash National Corp.	1,225,451	18,001,875
Watts Water Technologies Inc., Class A	632,786	63,126,731
Welbilt Inc.(a)(b)	2,976,854	46,468,691

		1,836,191,494

Marine — 0.1%
Costamare Inc.	1,187,801	11,319,744
Eagle Bulk Shipping Inc.(a)(b)	1,038,152	4,775,499
Genco Shipping & Trading Ltd.(b)	344,040	3,653,705
Matson Inc.	982,720	40,094,976
Safe Bulkers Inc.(a)	1,165,865	1,981,970
Scorpio Bulkers Inc.	1,207,846	7,693,979

		69,519,873

Media — 0.9%
Boston Omaha Corp., Class A(a)(b)	250,975	5,280,514
Cardlytics Inc.(a)(b)	329,269	20,697,849
Central European Media Enterprises Ltd., Class A(a)(b)	2,010,846	9,109,132
Clear Channel Outdoor Holdings Inc.(a)	1,064,573	3,044,679
comScore Inc.(a)(b)	1,110,211	5,484,442
Cumulus Media Inc., Class A(a)(b)	321,725	5,652,708
Daily Journal Corp.(a)(b)	25,955	7,537,851
Emerald Expositions Events Inc.	580,174	6,120,836
Entercom Communications Corp., Class A	2,808,760	13,032,646
Entravision Communications Corp., Class A	1,410,860	3,696,453
EW Scripps Co. (The), Class A, NVS	1,240,465	19,487,705
Fluent Inc.(a)(b)	967,119	2,417,798
Gannett Co. Inc.	2,690,888	17,167,866
Gray Television Inc.(a)(b)	2,087,289	44,751,476
Hemisphere Media Group Inc.(a)(b)	394,512	5,858,503
Lee Enterprises Inc.(a)(b)	1,214,133	1,724,069
Liberty Latin America Ltd., Class A(a)(b)	1,073,713	20,722,661
Liberty Latin America Ltd., Class C, NVS(a)(b)	2,609,684	50,784,451
Loral Space & Communications Inc.(a)(b)	288,601	9,327,584
Marchex Inc., Class B(a)	786,360	2,972,441
MDC Partners Inc., Class A(a)	1,304,039	3,625,228
Meredith Corp.	912,445	29,627,089
MSG Networks Inc., Class A(a)(b)	981,292	17,074,481
National CineMedia Inc.	1,412,904	10,300,070
Saga Communications Inc., Class A	85,864	2,610,266
Scholastic Corp., NVS	684,837	26,331,983
TechTarget Inc.(a)(b)	533,885	13,934,399
TEGNA Inc.	5,010,186	83,620,004
Tribune Publishing Co.	403,905	5,315,390
WideOpenWest Inc.(a)(b)	558,859	4,146,734

		451,457,308

Metals & Mining — 1.3%
AK Steel Holding Corp.(a)	7,256,894	23,875,181

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Allegheny Technologies Inc.(a)(b)	2,898,426	$59,881,481
Carpenter Technology Corp.	1,079,878	53,756,327
Century Aluminum Co.(a)(b)	1,148,521	8,631,135
Cleveland-Cliffs Inc.(b)	6,204,356	52,116,590
Coeur Mining Inc.(a)(b)	5,465,826	44,163,874
Commercial Metals Co.	2,717,083	60,509,438
Compass Minerals International Inc.	782,270	47,687,179
Ferroglobe PLC(c)	1,289,900	13
Gold Resource Corp.(b)	1,403,906	7,777,639
Haynes International Inc.	288,740	10,331,117
Hecla Mining Co.(b)	11,259,332	38,169,136
Kaiser Aluminum Corp.	361,067	40,038,720
Materion Corp.	462,782	27,512,390
Mayville Engineering Co. Inc.(a)(b)	142,772	1,339,201
NovaGold Resources Inc.(a)(b)	5,281,014	47,317,886
Olympic Steel Inc.(b)	214,570	3,845,094
Ramaco Resources Inc.(a)	217,252	777,762
Ryerson Holding Corp.(a)(b)	396,477	4,690,323
Schnitzer Steel Industries Inc., Class A	594,404	12,886,679
SunCoke Energy Inc.	1,671,034	10,410,542
Synalloy Corp.	179,860	2,321,993
TimkenSteel Corp.(a)(b)	940,573	7,392,904
Warrior Met Coal Inc.	1,192,340	25,194,144
Worthington Industries Inc.	897,308	37,848,452

		628,475,200

Mortgage Real Estate Investment — 1.3%
AG Mortgage Investment Trust Inc.	737,831	11,377,354
Anworth Mortgage Asset Corp.	2,283,148	8,036,681
Apollo Commercial Real Estate Finance Inc.	3,538,009	64,710,185
Ares Commercial Real Estate Corp.	618,270	9,793,397
Arlington Asset Investment Corp., Class A	818,221	4,557,491
ARMOUR Residential REIT Inc.	1,377,361	24,613,441
Blackstone Mortgage Trust Inc., Class A	2,893,673	107,702,509
Capstead Mortgage Corp.	2,140,995	16,956,680
Cherry Hill Mortgage Investment Corp.	368,050	5,369,850
Colony Credit Real Estate Inc.	1,854,609	24,406,654
Dynex Capital Inc.	512,251	8,677,532
Ellington Financial Inc.	721,167	13,218,991
Exantas Capital Corp.	691,466	8,166,214
Granite Point Mortgage Trust Inc.	1,255,783	23,081,292
Great Ajax Corp.	380,719	5,638,448
Invesco Mortgage Capital Inc.	3,293,677	54,839,722
KKR Real Estate Finance Trust Inc.	596,052	12,171,382
Ladder Capital Corp.	2,360,130	42,576,745
New York Mortgage Trust Inc.	6,038,831	37,621,917
Orchid Island Capital Inc.	1,450,384	8,484,746
PennyMac Mortgage Investment Trust(d)	2,058,687	45,888,133
Ready Capital Corp.	738,476	11,387,300
Redwood Trust Inc.	2,567,589	42,467,922
TPG RE Finance Trust Inc.	1,147,378	23,257,352
Western Asset Mortgage Capital Corp.	1,188,622	12,278,465

		627,280,403

Multi-Utilities — 0.6%
Avista Corp.	1,524,241	73,300,750
Black Hills Corp.	1,406,042	110,430,539
NorthWestern Corp.	1,161,316	83,231,518
Unitil Corp.	338,731	20,940,350

		287,903,157

Security	Shares	Value

Multiline Retail — 0.1%
Big Lots Inc.(b)	892,554	$25,634,151
Dillard’s Inc., Class A(b)	228,845	16,815,531
JC Penney Co. Inc.(a)(b)	7,218,987	8,085,265

		50,534,947

Oil, Gas & Consumable Fuels — 2.2%
Abraxas Petroleum Corp.(a)(b)	3,459,439	1,214,609
Altus Midstream Co., Class A(a)(b)	1,142,492	3,267,527
Amplify Energy Corp.(b)	321,523	2,125,267
Arch Coal Inc., Class A	345,335	24,774,333
Ardmore Shipping Corp.(a)	774,785	7,011,804
Berry Petroleum Corp.	1,435,996	13,541,442
Bonanza Creek Energy Inc.(a)(b)	432,910	10,104,119
Brigham Minerals Inc., Class A	364,644	7,817,967
California Resources Corp.(a)(b)	1,096,325	9,899,815
Callon Petroleum Co.(a)(b)	8,909,401	43,032,407
Chaparral Energy Inc., Class A(a)(b)	704,560	1,240,026
Clean Energy Fuels Corp.(a)(b)	3,005,193	7,032,152
CNX Resources Corp.(a)(b)	4,324,184	38,269,028
Comstock Resources Inc.(a)(b)	384,277	3,162,600
CONSOL Energy Inc.(a)(b)	623,760	9,050,758
Contura Energy Inc.(a)(b)	443,887	4,017,177
CVR Energy Inc.	689,340	27,870,016
Delek U.S. Holdings Inc.	1,696,387	56,879,856
Denbury Resources Inc.(a)(b)	11,050,665	15,581,438
DHT Holdings Inc.	2,078,364	17,208,854
Diamond S Shipping Inc.(a)	526,703	8,817,008
Dorian LPG Ltd.(a)(b)	653,938	10,122,960
Earthstone Energy Inc., Class A(a)(b)	431,722	2,732,800
Energy Fuels Inc./Canada(a)(b)	2,271,026	4,337,660
Evolution Petroleum Corp.	623,509	3,410,594
Extraction Oil & Gas Inc.(a)(b)	1,930,630	4,092,936
Falcon Minerals Corp.	874,992	6,177,444
GasLog Ltd.	928,153	9,086,618
Golar LNG Ltd.	2,184,787	31,067,671
Goodrich Petroleum Corp.(a)(b)	188,513	1,892,671
Green Plains Inc.	785,930	12,126,900
Gulfport Energy Corp.(a)(b)	3,811,561	11,587,145
Hallador Energy Co.	486,342	1,444,436
HighPoint Resources Corp.(a)(b)	2,605,677	4,403,594
International Seaways Inc.(a)(b)	571,831	17,017,691
Jagged Peak Energy Inc.(a)(b)	1,532,458	13,010,568
Laredo Petroleum Inc.(a)	4,276,789	12,274,384
Magnolia Oil & Gas Corp., Class A(a)(b)	2,355,744	29,635,259
Matador Resources Co.(a)(b)	2,545,665	45,745,600
Montage Resources Corp.(a)(b)	485,067	3,851,432
NACCO Industries Inc., Class A	84,385	3,951,750
NextDecade Corp.(a)	259,021	1,590,389
Nordic American Tankers Ltd.	3,219,276	15,838,838
Northern Oil and Gas Inc.(a)(b)	6,820,846	15,960,780
Oasis Petroleum Inc.(a)(b)	7,393,060	24,101,376
Overseas Shipholding Group Inc., Class A(a)(b)	1,481,681	3,407,866
Panhandle Oil and Gas Inc., Class A	338,738	3,797,253
Par Pacific Holdings Inc.(a)(b)	825,684	19,188,896
PDC Energy Inc.(a)(b)	1,416,454	37,068,601
Peabody Energy Corp.	1,466,798	13,377,198
Penn Virginia Corp.(a)(b)	307,486	9,332,200
PetroCorp Inc. Escrow(a)(c)	26,106	0	(e)
PrimeEnergy Resources Corp.(a)(b)	11,774	1,780,935
QEP Resources Inc.	5,432,657	24,446,956
Renewable Energy Group Inc.(a)(b)	862,241	23,237,395

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp.(a)(b)	127,828	$10,476,783
Ring Energy Inc.(a)(b)	1,382,192	3,648,987
Rosehill Resources Inc.(a)(b)	236,200	302,336
SandRidge Energy Inc.(a)(b)	736,191	3,121,450
Scorpio Tankers Inc.(b)	1,013,035	39,852,797
SFL Corp. Ltd.	1,863,573	27,096,351
SilverBow Resources Inc.(a)(b)	157,246	1,556,735
SM Energy Co.	2,599,275	29,215,851
Southwestern Energy Co.(a)(b)	12,589,990	30,467,776
SRC Energy Inc.(a)	5,553,427	22,880,119
Talos Energy Inc.(a)(b)	457,927	13,806,499
Teekay Corp.(b)	1,628,359	8,662,870
Teekay Tankers Ltd., Class A(a)	542,727	13,009,166
Tellurian Inc.(a)(b)	2,192,643	15,962,441
Unit Corp.(a)(b)	1,218,250	847,415
Uranium Energy Corp.(a)(b)	4,113,990	3,781,580
W&T Offshore Inc.(a)(b)	2,157,012	11,992,987
Whiting Petroleum Corp.(a)(b)	2,109,152	15,481,176
World Fuel Services Corp.(b)	1,478,978	64,217,225

		1,049,397,543

Paper & Forest Products — 0.4%
Boise Cascade Co.	890,251	32,520,869
Clearwater Paper Corp.(a)(b)	355,658	7,596,855
Louisiana-Pacific Corp.	2,707,421	80,329,181
Neenah Inc.	389,616	27,440,655
PH Glatfelter Co.	987,526	18,071,726
Schweitzer-Mauduit International Inc.	707,920	29,725,561
Verso Corp., Class A(a)(b)	816,858	14,727,949

		210,412,796

Personal Products — 0.3%
BellRing Brands Inc., Class A(a)	920,756	19,602,895
Edgewell Personal Care Co.(a)(b)	1,239,278	38,368,047
elf Beauty Inc.(a)(b)	595,066	9,598,415
Inter Parfums Inc.	405,556	29,487,977
Lifevantage Corp.(a)(b)	316,763	4,944,671
Medifast Inc.(b)	253,914	27,823,896
Nature’s Sunshine Products Inc.(a)	219,838	1,963,153
Revlon Inc., Class A(a)(b)	177,165	3,794,874
USANA Health Sciences Inc.(a)(b)	287,313	22,568,436
Youngevity International Inc.(a)(b)	187,146	610,096

		158,762,460

Pharmaceuticals — 1.9%
AcelRx Pharmaceuticals Inc.(a)(b)	1,776,677	3,748,788
Acer Therapeutics Inc.(a)(b)	114,325	458,443
Aclaris Therapeutics Inc.(a)(b)	767,298	1,450,193
Aerie Pharmaceuticals Inc.(a)(b)	982,332	23,742,964
Akorn Inc.(a)	2,145,574	3,218,361
Amneal Pharmaceuticals Inc.(a)(b)	2,716,090	13,091,554
Amphastar Pharmaceuticals Inc.(a)(b)	838,781	16,180,085
ANI Pharmaceuticals Inc.(a)(b)	214,748	13,243,509
Arvinas Holding Co. LLC(a)(b)	486,896	20,006,557
Assertio Therapeutics Inc.(a)(b)	1,507,978	1,884,973
Axsome Therapeutics Inc.(a)(b)	575,980	59,533,293
BioDelivery Sciences International Inc.(a)(b)	1,954,033	12,349,489
Cara Therapeutics Inc.(a)(b)	932,191	15,017,597
cbdMD Inc.(a)(b)	214,125	483,923
Cerecor Inc.(a)(b)	486,366	2,621,513
Chiasma Inc.(a)(b)	786,316	3,900,127
Collegium Pharmaceutical Inc.(a)(b)	753,333	15,503,593

Security	Shares	Value

Pharmaceuticals (continued)
Corcept Therapeutics Inc.(a)(b)	2,217,528	$26,832,089
CorMedix Inc.(a)(b)	598,506	4,357,124
Cymabay Therapeutics Inc.(a)(b)	1,561,744	3,061,018
Dermira Inc.(a)(b)	1,084,550	16,441,778
Eloxx Pharmaceuticals Inc.(a)(b)	577,498	4,250,385
Endo International PLC(a)(b)	5,197,202	24,374,877
Evofem Biosciences Inc.(a)(b)	320,854	1,979,669
Evolus Inc.(a)(b)	424,332	5,164,120
EyePoint Pharmaceuticals Inc.(a)(b)	1,403,511	2,175,442
Fulcrum Therapeutics Inc.(a)(b)	105,497	1,755,470
Innoviva Inc.(a)(b)	1,494,322	21,159,600
Intersect ENT Inc.(a)(b)	718,385	17,887,787
Intra-Cellular Therapies Inc.(a)	1,020,507	35,013,595
Kala Pharmaceuticals Inc.(a)(b)	495,270	1,827,546
Kaleido Biosciences Inc.(a)(b)	261,848	1,314,477
Lannett Co. Inc.(a)(b)	770,312	6,794,152
Liquidia Technologies Inc.(a)	304,309	1,300,921
Mallinckrodt PLC(a)(b)	1,905,380	6,649,776
Marinus Pharmaceuticals Inc.(a)(b)	1,161,754	2,509,389
Menlo Therapeutics Inc.(a)(b)	351,149	1,629,331
MyoKardia Inc.(a)(b)	1,018,470	74,231,186
NGM Biopharmaceuticals Inc.(a)(b)	563,753	10,423,793
Ocular Therapeutix Inc.(a)(b)	969,705	3,830,335
Odonate Therapeutics Inc.(a)(b)	269,362	8,740,797
Omeros Corp.(a)(b)	1,077,124	15,176,677
Optinose Inc.(a)(b)	565,210	5,211,236
Osmotica Pharmaceuticals PLC(a)(b)	210,949	1,474,534
Pacira BioSciences Inc.(a)(b)	946,297	42,867,254
Paratek Pharmaceuticals Inc.(a)(b)	715,814	2,884,730
Phathom Pharmaceuticals Inc.(a)	249,121	7,757,628
Phibro Animal Health Corp., Class A	469,926	11,668,263
Prestige Consumer Healthcare Inc.(a)(b)	1,156,006	46,818,243
Reata Pharmaceuticals Inc., Class A(a)(b)	512,784	104,828,433
Recro Pharma Inc.(a)(b)	462,903	8,485,012
resTORbio Inc.(a)(b)	339,078	505,226
Revance Therapeutics Inc.(a)(b)	1,026,867	16,666,051
Satsuma Pharmaceuticals Inc.(a)(b)	102,429	2,015,803
SIGA Technologies Inc.(a)(b)	1,249,178	5,958,579
Strongbridge Biopharma PLC(a)(b)	820,830	1,715,535
Supernus Pharmaceuticals Inc.(a)(b)	1,130,247	26,809,459
TherapeuticsMD Inc.(a)(b)	5,080,820	12,295,584
Theravance Biopharma Inc.(a)(b)	1,022,141	26,463,231
Tricida Inc.(a)(b)	508,992	19,209,358
Verrica Pharmaceuticals Inc.(a)(b)	292,302	4,644,679
WaVe Life Sciences Ltd.(a)(b)	523,827	4,198,473
Xeris Pharmaceuticals Inc.(a)(b)	604,792	4,263,784
Zogenix Inc.(a)(b)	977,787	50,972,036
Zynerba Pharmaceuticals Inc.(a)(b)	533,890	3,224,696

		916,254,123

Professional Services — 1.5%
Acacia Research Corp.(a)(b)	777,464	2,068,054
ASGN Inc.(a)(b)	1,171,573	83,146,536
Barrett Business Services Inc.	167,960	15,193,662
BG Staffing Inc.	225,304	4,931,905
CBIZ Inc.(a)(b)	1,183,453	31,905,893
CRA International Inc.	175,280	9,547,502
Exponent Inc.	1,186,210	81,860,352
Forrester Research Inc.	241,771	10,081,851
Franklin Covey Co.(a)(b)	226,176	7,289,652
FTI Consulting Inc.(a)(b)	853,743	94,475,200

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
GP Strategies Corp.(a)	297,521	$3,936,203
Heidrick & Struggles International Inc.	426,774	13,870,155
Huron Consulting Group Inc.(a)	519,119	35,673,858
ICF International Inc.(b)	421,033	38,575,043
InnerWorkings Inc.(a)(b)	971,082	5,350,662
Insperity Inc.	861,172	74,095,239
Kelly Services Inc., Class A, NVS	751,251	16,963,248
Kforce Inc.	463,505	18,401,148
Korn Ferry(b)	1,293,307	54,836,217
Mistras Group Inc.(a)(b)	426,164	6,081,360
Resources Connection Inc.	693,573	11,326,047
TriNet Group Inc.(a)(b)	1,024,496	57,996,718
TrueBlue Inc.(a)(b)	886,462	21,328,276
Upwork Inc.(a)(b)	1,315,466	14,036,022
Willdan Group Inc.(a)(b)	225,580	7,168,932

		720,139,735

Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA(a)(b)	133,027	2,571,412
American Realty Investors Inc.(a)	44,964	770,233
Consolidated-Tomoka Land Co.(b)	113,009	6,816,703
Cushman & Wakefield PLC(a)(b)	2,585,732	52,852,362
eXp World Holdings Inc.(a)(b)	474,011	5,370,545
Forestar Group Inc.(a)	275,934	5,753,224
FRP Holdings Inc.(a)(b)	163,508	8,144,333
Griffin Industrial Realty Inc.	26,594	1,051,793
Kennedy-Wilson Holdings Inc.	2,831,601	63,144,702
Marcus & Millichap Inc.(a)	533,271	19,864,345
Maui Land & Pineapple Co. Inc.(a)(b)	142,215	1,599,919
Newmark Group Inc., Class A	3,291,990	44,293,725
Rafael Holdings Inc., Class B(a)(b)	239,033	4,264,349
RE/MAX Holdings Inc., Class A	405,055	15,590,567
Realogy Holdings Corp.	2,638,771	25,543,303
Redfin Corp.(a)(b)	2,052,654	43,393,105
RMR Group Inc. (The), Class A	350,054	15,976,465
St. Joe Co. (The)(a)(b)	781,762	15,502,340
Stratus Properties Inc.(a)	132,762	4,112,967
Tejon Ranch Co.(a)(b)	465,869	7,444,587
Transcontinental Realty Investors Inc.(a)	35,533	1,417,056

		345,478,035

Road & Rail — 0.5%
ArcBest Corp.	597,166	16,481,782
Avis Budget Group Inc.(a)(b)	1,318,450	42,506,828
Covenant Transportation Group Inc., Class A(a)(b)	303,078	3,917,283
Daseke Inc.(a)(b)	1,037,018	3,276,977
Heartland Express Inc.(b)	1,054,549	22,198,256
Hertz Global Holdings Inc.(a)(b)	2,326,262	36,638,626
Marten Transport Ltd.	910,206	19,560,327
PAM Transportation Services Inc.(a)(b)	46,410	2,678,321
Roadrunner Transportation Systems Inc.(a)(b)	80,970	745,734
Saia Inc.(a)(b)	594,615	55,370,549
U.S. Xpress Enterprises Inc., Class A(a)(b)	516,309	2,597,034
Universal Logistics Holdings Inc.	196,762	3,730,608
Werner Enterprises Inc.	1,037,420	37,751,714
YRC Worldwide Inc.(a)(b)	776,384	1,979,779

		249,433,818

Semiconductors & Semiconductor Equipment — 2.8%
Adesto Technologies Corp.(a)(b)	606,712	5,157,052
Advanced Energy Industries Inc.(a)(b)	872,716	62,137,379
Alpha & Omega Semiconductor Ltd.(a)(b)	481,119	6,552,841

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ambarella Inc.(a)(b)	729,716	$44,191,601
Amkor Technology Inc.(a)(b)	2,281,743	29,662,659
Axcelis Technologies Inc.(a)(b)	750,780	18,090,044
AXT Inc.(a)(b)	853,498	3,712,716
Brooks Automation Inc.(b)	1,627,673	68,297,159
Cabot Microelectronics Corp.	666,664	96,212,948
CEVA Inc.(a)	498,916	13,450,775
Cirrus Logic Inc.(a)(b)	1,339,031	110,349,545
Cohu Inc.	912,800	20,857,480
Diodes Inc.(a)(b)	941,260	53,058,826
DSP Group Inc.(a)	494,122	7,777,480
Enphase Energy Inc.(a)(b)	2,104,948	55,002,291
FormFactor Inc.(a)(b)	1,731,997	44,979,962
GSI Technology Inc.(a)(b)	346,293	2,455,217
Ichor Holdings Ltd.(a)(b)	508,347	16,912,705
Impinj Inc.(a)(b)	385,333	9,964,711
Inphi Corp.(a)(b)	1,030,634	76,287,529
Lattice Semiconductor Corp.(a)(b)	2,885,147	55,221,714
MACOM Technology Solutions Holdings Inc.(a)(b)	1,063,368	28,285,589
MaxLinear Inc.(a)(b)	1,516,936	32,189,382
NeoPhotonics Corp.(a)(b)	881,743	7,776,973
NVE Corp.	110,051	7,857,641
Onto Innovation Inc.(a)(b)	1,103,366	40,316,994
PDF Solutions Inc.(a)(b)	662,204	11,184,626
Photronics Inc.(a)(b)	1,468,191	23,138,690
Power Integrations Inc.(b)	649,310	64,223,252
Rambus Inc.(a)(b)	2,531,814	34,875,738
Semtech Corp.(a)(b)	1,510,964	79,929,996
Silicon Laboratories Inc.(a)(b)	985,642	114,314,759
SMART Global Holdings Inc.(a)(b)	309,036	11,724,826
SunPower Corp.(a)(b)	1,439,892	11,231,158
Synaptics Inc.(a)(b)	771,186	50,720,903
Ultra Clean Holdings Inc.(a)(b)	906,662	21,279,357
Veeco Instruments Inc.(a)(b)	1,091,753	16,032,393
Xperi Corp.	1,138,887	21,069,410

		1,376,484,321

Software — 4.6%
8x8 Inc.(a)(b)	2,148,948	39,325,748
A10 Networks Inc.(a)(b)	1,126,866	7,741,569
ACI Worldwide Inc.(a)(b)	2,640,379	100,030,758
Agilysys Inc.(a)	474,607	12,059,764
Alarm.com Holdings Inc.(a)(b)	851,601	36,593,295
Altair Engineering Inc., Class A(a)(b)	911,513	32,732,432
American Software Inc./GA, Class A	658,276	9,795,147
Appfolio Inc., Class A(a)(b)	359,961	39,577,712
Appian Corp.(a)(b)	781,525	29,862,070
Avaya Holdings Corp.(a)(b)	2,542,483	34,323,520
Benefitfocus Inc.(a)(b)	688,820	15,112,711
Blackbaud Inc.(b)	1,125,332	89,576,427
Blackline Inc.(a)(b)	992,219	51,158,812
Bottomline Technologies DE Inc.(a)(b)	998,870	53,539,432
Box Inc., Class A(a)(b)	3,289,250	55,193,615
ChannelAdvisor Corp.(a)	625,713	5,656,445
Cision Ltd.(a)(b)	2,121,508	21,151,435
Cloudera Inc.(a)(b)	5,520,720	64,205,974
CommVault Systems Inc.(a)	941,131	42,012,088
Cornerstone OnDemand Inc.(a)(b)	1,309,412	76,666,073
Digimarc Corp.(a)(b)	272,653	9,150,235
Digital Turbine Inc.(a)(b)	1,814,136	12,934,790
Domo Inc., Class B(a)	391,708	8,507,898

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ebix Inc.(b)	542,150	$18,113,231
eGain Corp.(a)(b)	462,053	3,659,460
Envestnet Inc.(a)(b)	1,109,350	77,244,040
Everbridge Inc.(a)(b)	765,121	59,740,648
Five9 Inc.(a)(b)	1,378,501	90,402,096
ForeScout Technologies Inc.(a)(b)	965,335	31,662,988
GTY Technology Holdings Inc.(a)(b)	908,432	5,350,664
Ideanomics Inc.(a)(b)	1,160,014	992,624
Instructure Inc.(a)(b)	797,000	38,423,370
Intelligent Systems Corp.(a)(b)	154,419	6,167,495
j2 Global Inc.	1,069,271	100,201,385
LivePerson Inc.(a)(b)	1,428,604	52,858,348
Majesco(a)(b)	198,171	1,634,911
MicroStrategy Inc., Class A(a)(b)	190,613	27,187,132
Mitek Systems Inc.(a)(b)	666,149	5,096,040
MobileIron Inc.(a)(b)	2,231,559	10,845,377
Model N Inc.(a)(b)	755,350	26,490,124
OneSpan Inc.(a)	742,730	12,715,538
Phunware Inc.(a)(b)	680,832	810,190
Ping Identity Holding Corp.(a)	318,924	7,749,853
Progress Software Corp.	1,019,447	42,358,023
PROS Holdings Inc.(a)(b)	759,429	45,504,986
Q2 Holdings Inc.(a)(b)	1,001,153	81,173,485
QAD Inc., Class A	262,917	13,390,363
Qualys Inc.(a)(b)	771,741	64,340,047
Rapid7 Inc.(a)(b)	1,130,131	63,309,939
Rimini Street Inc.(a)(b)	447,410	1,735,951
Rosetta Stone Inc.(a)(b)	469,633	8,519,143
SailPoint Technologies Holding Inc.(a)(b)	1,965,792	46,392,691
SecureWorks Corp., Class A(a)(b)	187,065	3,116,503
SharpSpring Inc.(a)(b)	240,741	2,761,299
ShotSpotter Inc.(a)(b)	181,865	4,637,557
SPS Commerce Inc.(a)	809,605	44,868,309
SVMK Inc.(a)(b)	1,990,235	35,565,499
Synchronoss Technologies Inc.(a)(b)	879,344	4,176,884
Telaria Inc.(a)(b)	1,013,814	8,931,701
Telenav Inc.(a)(b)	736,478	3,579,283
Tenable Holdings Inc.(a)(b)	859,697	20,598,340
TiVo Corp.	2,825,397	23,959,367
Upland Software Inc.(a)(b)	521,793	18,633,228
Varonis Systems Inc.(a)(b)	679,736	52,822,284
Verint Systems Inc.(a)(b)	1,522,587	84,290,416
VirnetX Holding Corp.(a)(b)	1,374,102	5,221,588
Workiva Inc.(a)(b)	853,572	35,892,703
Yext Inc.(a)(b)	2,160,480	31,154,122
Zix Corp.(a)(b)	1,219,655	8,269,261
Zuora Inc., Class A(a)	2,023,700	28,999,621

		2,208,456,057

Specialty Retail — 2.5%
Aaron’s Inc.(b)	1,549,158	88,472,413
Abercrombie & Fitch Co., Class A	1,438,524	24,872,080
American Eagle Outfitters Inc.	3,646,425	53,602,447
America’s Car-Mart Inc./TX(a)(b)	146,684	16,085,367
Asbury Automotive Group Inc.(a)(b)	442,538	49,471,323
Ascena Retail Group Inc.(a)(b)	191,837	1,470,431
At Home Group Inc.(a)(b)	1,135,959	6,247,775
Barnes & Noble Education Inc.(a)(b)	990,380	4,228,923
Bed Bath & Beyond Inc.(b)	2,821,604	48,813,749
Boot Barn Holdings Inc.(a)(b)	647,191	28,819,415
Buckle Inc. (The)	679,993	18,387,011

Security	Shares	Value

Specialty Retail (continued)
Caleres Inc.	903,122	$21,449,147
Camping World Holdings Inc., Class A(b)	746,693	11,006,255
Cato Corp. (The), Class A	515,004	8,961,070
Chico’s FAS Inc.	2,776,228	10,577,429
Children’s Place Inc. (The)	347,351	21,716,385
Citi Trends Inc.	259,548	6,000,750
Conn’s Inc.(a)(b)	413,305	5,120,849
Container Store Group Inc. (The)(a)(b)	339,927	1,434,492
Designer Brands Inc. , Class A	1,425,069	22,430,586
Express Inc.(a)(b)	1,575,064	7,670,562
GameStop Corp., Class A(b)	1,878,905	11,423,742
Genesco Inc.(a)(b)	331,626	15,891,518
GNC Holdings Inc., Class A(a)(b)	1,787,144	4,825,289
Group 1 Automotive Inc.	408,525	40,852,500
Guess? Inc.	1,053,369	23,574,398
Haverty Furniture Companies Inc.	428,732	8,643,237
Hibbett Sports Inc.(a)(b)	402,229	11,278,501
Hudson Ltd., Class A(a)	925,964	14,204,288
J. Jill Inc.(b)	357,587	404,073
Lithia Motors Inc., Class A(b)	514,286	75,600,042
Lumber Liquidators Holdings Inc.(a)(b)	666,779	6,514,431
MarineMax Inc.(a)(b)	483,053	8,062,155
Michaels Companies Inc. (The)(a)(b)	1,922,995	15,557,030
Monro Inc.(b)	748,451	58,528,868
Murphy USA Inc.(a)(b)	668,030	78,159,510
National Vision Holdings Inc.(a)(b)	1,796,194	58,250,571
Office Depot Inc.	12,578,135	34,464,090
Party City Holdco Inc.(a)(b)	1,270,853	2,973,796
Rent-A-Center Inc./TX	1,140,117	32,880,974
RH(a)(b)	381,308	81,409,258
RTW RetailWinds Inc.(a)(b)	631,544	505,867
Sally Beauty Holdings Inc.(a)(b)	2,766,905	50,496,016
Shoe Carnival Inc.(b)	222,625	8,299,460
Signet Jewelers Ltd.	1,199,970	26,087,348
Sleep Number Corp.(a)(b)	640,126	31,519,804
Sonic Automotive Inc., Class A	566,859	17,572,629
Sportsman’s Warehouse Holdings Inc.(a)(b)	972,839	7,811,897
Tailored Brands Inc.(b)	1,152,043	4,769,458
Tilly’s Inc., Class A	501,505	6,143,436
Winmark Corp.	56,897	11,282,675
Zumiez Inc.(a)(b)	465,669	16,084,207

		1,220,909,527

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	2,640,397	23,103,474
AstroNova Inc.	155,214	2,129,536
Avid Technology Inc.(a)(b)	634,641	5,445,220
Diebold Nixdorf Inc.(a)	1,785,031	18,849,927
Immersion Corp.(a)(b)	706,948	5,252,624
Sonim Technologies Inc.(a)	252,601	916,941
Stratasys Ltd.(a)(b)	1,178,560	23,836,376

		79,534,098

Textiles, Apparel & Luxury Goods — 1.0%
Centric Brands Inc.(a)(b)	374,207	812,029
Crocs Inc.(a)	1,583,617	66,337,716
Culp Inc.	250,384	3,410,230
Deckers Outdoor Corp.(a)(b)	643,951	108,737,566
Delta Apparel Inc.(a)(b)	140,094	4,356,923
Fossil Group Inc.(a)(b)	1,110,713	8,752,418
G-III Apparel Group Ltd.(a)(b)	1,011,325	33,879,388

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands Inc.(a)	1,014,094	$42,581,807
Movado Group Inc.	362,578	7,882,446
Oxford Industries Inc.	381,337	28,760,437
Rocky Brands Inc.	165,588	4,873,255
Steven Madden Ltd.	1,935,518	83,246,629
Superior Group of Companies Inc.	241,329	3,267,595
Unifi Inc.(a)	340,014	8,588,754
Vera Bradley Inc.(a)(b)	493,793	5,826,757
Vince Holding Corp.(a)	69,941	1,210,679
Wolverine World Wide Inc.	1,824,222	61,549,250

		474,073,879

Thrifts & Mortgage Finance — 2.1%
Axos Financial Inc.(a)(b)	1,329,020	40,242,726
Bridgewater Bancshares Inc.(a)(b)	541,027	7,455,352
Capitol Federal Financial Inc.	3,033,146	41,645,095
Columbia Financial Inc.(a)(b)	1,199,757	20,323,884
Entegra Financial Corp.(a)	149,810	4,518,270
ESSA Bancorp. Inc.	226,689	3,842,378
Essent Group Ltd.	2,208,614	114,825,842
Federal Agricultural Mortgage Corp., Class C, NVS	204,541	17,079,173
First Defiance Financial Corp.	439,368	13,835,698
Flagstar Bancorp. Inc.(b)	796,240	30,456,180
FS Bancorp. Inc.	91,544	5,839,592
Greene County Bancorp. Inc.	78,244	2,252,645
Hingham Institution for Savings	30,930	6,501,486
Home Bancorp. Inc.	182,530	7,153,351
HomeStreet Inc.(a)	509,858	17,335,172
Kearny Financial Corp./MD	1,815,920	25,114,174
Luther Burbank Corp.	439,569	5,068,230
Merchants Bancorp/IN	195,276	3,848,890
Meridian Bancorp. Inc.	1,099,741	22,093,797
Meta Financial Group Inc.(b)	802,965	29,316,252
MMA Capital Holdings Inc.(a)(b)	109,557	3,483,913
Mr Cooper Group Inc.(a)(b)	1,753,504	21,936,335
NMI Holdings Inc., Class A(a)	1,493,173	49,543,480
Northfield Bancorp. Inc.	998,325	16,931,592
Northwest Bancshares Inc.	2,290,621	38,093,027
OceanFirst Financial Corp.	1,252,565	31,990,510
Ocwen Financial Corp.(a)(b)	3,053,982	4,183,955
OP Bancorp.	315,107	3,267,660
PCSB Financial Corp.	375,133	7,596,443
PennyMac Financial Services Inc.(d)	224,219	7,632,415
Pioneer Bancorp Inc/NY(a)(b)	254,326	3,893,731
Ponce de Leon Federal Bank(a)(b)	191,207	2,810,743
Provident Bancorp Inc.(a)(b)	187,341	2,332,395
Provident Financial Holdings Inc.	132,921	2,910,970
Provident Financial Services Inc.	1,381,097	34,044,041
Prudential Bancorp. Inc.	195,987	3,631,639
Radian Group Inc.(b)	4,639,657	116,733,770
Riverview Bancorp. Inc.	474,813	3,898,215
Southern Missouri Bancorp. Inc.	181,598	6,966,099
Sterling Bancorp Inc./MI(b)	384,876	3,117,496
Territorial Bancorp. Inc.	185,285	5,732,718
Timberland Bancorp. Inc./WA	168,285	5,004,796
TrustCo Bank Corp. NY	2,129,926	18,466,458
United Community Financial Corp./OH	1,084,819	12,648,989
Walker & Dunlop Inc.	628,187	40,631,135
Washington Federal Inc.	1,813,564	66,467,121
Waterstone Financial Inc.	555,616	10,573,372
Western New England Bancorp Inc.	571,760	5,506,049

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.(b)	1,176,468	$51,752,827

		1,000,530,081

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	2,751,406	3,026,547
Pyxus International Inc.(a)(b)	183,618	1,641,545
Turning Point Brands Inc.(b)	191,490	5,476,614
Universal Corp./VA	565,558	32,270,739
Vector Group Ltd.	2,568,775	34,395,897

		76,811,342

Trading Companies & Distributors — 1.4%
Aircastle Ltd.	1,201,005	38,444,170
Applied Industrial Technologies Inc.	879,221	58,635,248
Beacon Roofing Supply Inc.(a)(b)	1,557,086	49,795,610
BlueLinx Holdings Inc.(a)(b)	208,564	2,972,037
BMC Stock Holdings Inc.(a)	1,526,799	43,803,863
CAI International Inc.(a)(b)	387,067	11,217,202
DXP Enterprises Inc./TX(a)(b)	370,057	14,731,969
EVI Industries Inc.(b)	103,179	2,789,960
Foundation Building Materials Inc.(a)(b)	467,470	9,045,544
GATX Corp.	802,816	66,513,306
General Finance Corp.(a)(b)	292,749	3,240,731
GMS Inc.(a)(b)	915,247	24,784,889
H&E Equipment Services Inc.	735,757	24,596,357
Herc Holdings Inc.(a)(b)	560,819	27,446,482
Kaman Corp.	634,456	41,823,340
Lawson Products Inc./DE(a)(b)	94,615	4,929,442
MRC Global Inc.(a)(b)	1,803,475	24,599,399
NOW Inc.(a)(b)	2,482,343	27,901,535
Rush Enterprises Inc., Class A	623,598	28,997,307
Rush Enterprises Inc., Class B	109,977	5,025,949
SiteOne Landscape Supply Inc.(a)(b)	939,923	85,204,020
Systemax Inc.	286,202	7,200,842
Textainer Group Holdings Ltd.(a)(b)	1,210,827	12,967,957
Titan Machinery Inc.(a)(b)	424,592	6,275,470
Transcat Inc.(a)(b)	154,397	4,919,088
Triton International Ltd.	1,239,863	49,842,493
Veritiv Corp.(a)(b)	293,726	5,777,590
Willis Lease Finance Corp.(a)(b)	66,169	3,898,016

		687,379,816

Water Utilities — 0.5%
American States Water Co.	845,949	73,293,022
AquaVenture Holdings Ltd.(a)	324,185	8,791,897
Artesian Resources Corp., Class A, NVS	180,437	6,714,061
Cadiz Inc.(a)(b)	290,466	3,200,935
California Water Service Group	1,102,129	56,825,771
Consolidated Water Co. Ltd.	341,340	5,563,842
Global Water Resources Inc.	267,535	3,518,085
Middlesex Water Co.	371,081	23,589,619
Pure Cycle Corp.(a)(b)	380,560	4,791,251
SJW Group	603,436	42,880,162
York Water Co. (The)	298,800	13,777,668

		242,946,313

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	1,013,752	11,100,585
Gogo Inc.(a)(b)	1,259,041	8,057,862
Shenandoah Telecommunications Co.(b)	1,099,122	45,734,467

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Spok Holdings Inc	418,019	$5,112,372

		70,005,286

Total Common Stocks — 99.7% (Cost: $56,749,335,996)		48,267,382,316

Short-Term Investments

Money Market Funds — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(f)(g)	5,943,626,381	5,946,003,832
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(f)	76,684,448	76,684,448

		6,022,688,280

Total Short-Term Investments — 12.4% (Cost: $6,021,024,816)		6,022,688,280

Total Investments in Securities — 112.1% (Cost: $62,770,360,812)		54,290,070,596

Other Assets, Less Liabilities — (12.1)%		(5,865,252,839)

Net Assets — 100.0%		$48,424,817,757

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,523,053,648	1,420,572,733	(a)	—	5,943,626,381	$5,946,003,832	$48,213,868	(b)	$(140,029)	$(59,063)
BlackRock Cash Funds: Treasury, SL Agency Shares	30,368,036	46,316,412	(a)	—	76,684,448	76,684,448	1,212,730		—	—
PennyMac Financial Services Inc.	224,219	—		—	224,219	7,632,415	26,906		—	2,645,784
PennyMac Mortgage Investment Trust	1,268,171	2,437,410		(1,646,894)	2,058,687	45,888,133	3,204,612		1,692,762	344,755

						$6,076,208,828	$52,658,116		$1,552,733	$2,931,476

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	1,598	03/20/20	$133,481	$1,097,517

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$48,267,114,354	$—	$267,962	$48,267,382,316
Money Market Funds	6,022,688,280	—	—	6,022,688,280

	$54,289,802,634	$—	$267,962	$54,290,070,596

Derivative financial instruments(a)
Assets
Futures Contracts	$1,097,517	$—	$—	$1,097,517

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares